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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Global High Yield Fund

 Schedule of Investments  7/31/11 (unaudited)

 Principal

 Floating

 S&P/Moody's

 Value

 Amount ($)

 Rate (d)

  Ratings

 CONVERTIBLE CORPORATE BONDS - 5.9%

 Energy - 0.5%

 Coal & Consumable Fuels - 0.5%

 1,305,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 1,272,375

 11,070,000

 BB- / NR

 Massey Energy Co., 3.25% 8/1/15

 11,554,313

 $

 12,826,688

 Oil & Gas Exploration & Production - 0.0%

 1,885,000

 BB+ / Ba3

 Chesapeake Energy, 2.5%, 5/15/37 (b)

 $

 2,078,213

 Total Energy

 $

 14,904,901

 Materials - 0.9%

 Construction Materials - 0.3%

 11,050,000

 NR / NR

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 9,254,375

 Forest Products - 0.5%

 14,559,000

 B+ / NR

 Sino-Forest Corp., 4.25%, 12/15/16

 $

 8,589,810

 12,150,000

 B+ / B1

 Sino-Forest Corp., 5.0%, 8/1/13

 8,019,000

 $

 16,608,810

 Total Materials

 $

 25,863,185

 Capital Goods - 1.1%

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 5,380,000

 B / B1

 Navistar International Corp., 3.0%, 10/15/14

 $

 6,590,500

 Electrical Component & Equipment - 0.0%

 1,250,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 1,637,500

 Trading Companies & Distributors - 0.8%

 10,923,000

 B / NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 21,586,579

 Total Capital Goods

 $

 29,814,579

 Transportation - 0.3%

 Marine - 0.3%

 9,481,000

 CC / Ca

 Horizon Lines, 4.25%, 8/15/12 (b)

 $

 7,122,601

 Total Transportation

 $

 7,122,601

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 12,029,000

 BB- / Ba3

 Ford Motor Co., 4.25%, 11/15/16

 $

 18,810,349

 Total Automobiles & Components

 $

 18,810,349

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.1%

 5,135,000

 CCC+ / Caa1

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 4,865,413

 Total Food, Beverage & Tobacco

 $

 4,865,413

 Health Care Equipment & Services - 0.4%

 Health Care Technology - 0.4%

 12,175,000

 NR / NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 10,774,875

 Total Health Care Equipment & Services

 $

 10,774,875

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.3%

 7,600,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/01/17

 $

 10,146,000

 Total Pharmaceuticals & Biotechnology

 $

 10,146,000

 Real Estate - 0.1%

 Real Estate Operating Companies - 0.1%

 1,900,000

 B- / B3

 Forest City Enterprises, 5.0%, 10/15/16

 $

 2,921,250

 Total Real Estate

 $

 2,921,250

 Software & Services - 0.0%

 Application Software - 0.0%

 1,025,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 986,563

 Total Software & Services

 $

 986,563

 Semiconductors - 1.1%

 Semiconductor Equipment - 0.3%

 3,400,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 3,276,750

 5,515,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 5,259,931

 $

 8,536,681

 Semiconductors - 0.8%

 4,650,000

 NR / NR

 JA Solar Holdings Co., 4.5%, 5/15/13

 $

 3,853,688

 10,750,000

 NR / NR

 Renesola, Ltd., 4.125%, 3/15/18

 7,328,490

 3,687,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 3,825,263

 11,919,000

 B / NR

 Suntech Power, 3.0%, 3/15/13 (b)

 9,773,580

 $

 24,781,021

 Total Semiconductors

 $

 33,317,702

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 2,485,000

 B+ / B1

 MasTec, Inc., 4.0%, 6/15/14

 $

 3,727,500

 Total Telecommunication Services

 $

 3,727,500

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $156,117,137)

 $

 163,254,918

 Shares

 PREFERRED STOCKS - 0.4%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 17,350

 Perseus Holding Corp. *

 $

 650,625

 Total Consumer Services

 $

 650,625

 Banks - 0.0%

 Diversified Banks - 0.0%

 445

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 472,457

 Total Banks

 $

 472,457

 Diversified Financials - 0.4%

 Consumer Finance - 0.1%

 3,100

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 2,816,350

 Diversified Financial Services - 0.3%

 280,000

 GMAC Capital Trust, Inc. *

 $

 7,173,600

 Total Diversified Financials

 $

 9,989,950

 TOTAL PREFERRED STOCKS

 (Cost  $10,373,499)

 $

 11,113,032

 COMMON STOCKS - 0.8%

 Energy - 0.1%

 Oil & Gas Drilling - 0.1%

 46,147

 Rowan Companies, Inc. *

 $

 1,807,578

 Total Energy

 $

 1,807,578

 Materials - 0.5%

 Commodity Chemicals - 0.0%

 55,345

 Georgia Gulf Corp. *

 $

 1,109,114

 Diversified Metals & Mining - 0.4%

 6,615,974

 Blaze Recycling and Metals LLC (Class A) Units

 $

 4,565,022

 95,846

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 5,076,004

 $

 9,641,026

 Forest Products - 0.0%

 244,090

 Ainsworth Lumber Co., Ltd. * (b)

 $

 562,184

 Steel - 0.1%

 127,393

 KNIA Holdings, Inc. *

 $

 890,474

 134,106

 Vale SA (A.D.R.)

 3,958,809

 $

 4,849,283

 Total Materials

 $

 16,161,607

 Capital Goods - 0.0%

 Building Products - 0.0%

 894

 Panolam Holdings Co. *

 $

 438,060

 Total Capital Goods

 $

 438,060

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 99,863

 Lear Corp.

 $

 4,893,287

 Total Automobiles & Components

 $

 4,893,287

 Diversified Financials - 0.0%

 Diversified Financial Services - 0.0%

 24,638

 BTA Bank JSC *

 $

 185,031

 Total Diversified Financials

 $

 185,031

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 159,647

 Newhall Land Development LLC *

 $

 263,418

 Total Real Estate

 $

 263,418

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 33,046

 Perseus Holding Corp. *

 $

 0

 Total Software & Services

 $

 0

 TOTAL COMMON STOCKS

 Principal

 (Cost  $22,189,227)

 $

 23,748,981

 Amount $

 ASSET BACKED SECURITIES - 3.5%

 Materials - 0.4%

 Aluminum - 0.1%

 712,656

 0.84

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 8/28/44

 $

 688,516

 1,500,000

 CCC / B3

 Security National Mortgage Loan Trust, 6.55%, 4/25/37

 1,325,639

 $

 2,014,155

 Steel - 0.3%

 2,586,229

 BBB+ / B2

 Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36

 $

 2,143,273

 1,700,000

 0.88

 BB / Caa1

 Countrywide Asset-Back Certificates, Floating Rate Note, 11/25/34

 1,042,891

 1,493,799

 0.71

 BB- / Caa2

 CWL 2006-19 2A2, Floating Rate Note, 3/25/37

 1,086,670

 10,794,164

 0.71

 CCC / Aaa

 CWL 2007-SD1 A1, Floating Rate Note, 3/25/47

 5,137,256

 $

 9,410,090

 Total Materials

 $

 11,424,245

 Consumer Services - 0.6%

 Restaurants - 0.6%

 7,050,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 $

 7,173,375

 10,075,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 10,276,500

 $

 17,449,875

 Total Consumer Services

 $

 17,449,875

 Automobiles & Components - 0.0%

 Automobile Manufacturers - 0.0%

 550,000

 BB / Ba1

 AmeriCredit Automobile Receivables Trust, 6.23%, 7/9/18

 $

 567,267

 Total Automobiles & Components

 $

 567,267

 Banks - 1.1%

 Diversified Banks - 0.0%

 1,866,657

 CCC / Caa1

 WAMU Asset-Backed Certificates, 0.2358%, 1/25/37

 $

 1,811,255

 Thrifts & Mortgage Finance - 1.0%

 2,837,523

 1.16

 AA+ / Baa2

 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34

 $

 2,086,056

 499,525

 0.35

 CCC / Caa3

 Ace Securities Corp., Floating Rate Note, 1/25/37

 179,058

 1,260,479

 1.53

 CCC / Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32

 420,648

 1,350,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 938,268

 1,480,000

 0.68

 CCC / B2

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47

 582,487

 4,484,268

 0.91

 A / Caa1

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 3/25/35

 3,576,800

 1,528,625

 0.34

 CCC / B1

 BSABS 2006-4 A1, Floating Rate Note, 10/25/33

 1,456,700

 8,090,000

 0.43

 BBB+ / Caa2

 Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/36

 3,966,276

 714,496

 0.36

 AA / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/32

 651,696

 1,441,704

 0.38

 AA+ / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 1,377,476

 3,291,843

 B / Caa1

 Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/254/5

 2,580,799

 891,516

 0.96

 AAA / Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 519,159

 1,193,365

 0.39

 B- / B3

 Gsamp Trust, Floating Rate Note, 1/25/37

 1,076,379

 4,000,000

 BBB / Aaa

 LEAF II Receivables, 5.5%, 10/20/13

 3,678,800

 2,880,479

 0.35

 CCC / Caa3

 Lehman XS Trust, Floating Rate Note, 8/25/36

 1,405,400

 6,346,244

 0.61

 CC / Ca

 Lehman XS Trust, Floating Rate Note, 12/25/35

 2,354,133

 1,383,382

 0.37

 AAA / Ba1

 Residential Asset Mortgage, Products, Inc., Floating Rate Note, 10/25/35

 1,201,957

 $

 28,052,092

 Total Banks

 $

 29,863,347

 Diversified Financials - 0.5%

 Diversified Financial Services - 0.5%

 2,168,049

 B / B1

 Ellington Loan Acquisition, 1.0625%, 5/27/37

 $

 1,979,412

 5,377,000

 0.34

 CCC / B2

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 4,431,557

 17,410,211

 CCC / Ca

 Long Beach Mortgage Loan Trust, 0.45063%, 3/25/46

 6,165,670

 $

 12,576,639

 Total Diversified Financials

 $

 12,576,639

 Real Estate - 0.1%

 Mortgage Real Estate Investment Trust - 0.1%

 2,400,000

 NR / NR

 Real Estate Asset Trust, 8.75%, 11/25/48

 $

 2,413,200

 Total Real Estate

 $

 2,413,200

 Transportation - 0.5%

 257,834

 0.85

 B- / Ba3

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 $

 242,364

 9,782,666

 0.83

 B- / Caa1

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 5,673,946

 1,102,000

 0.65

 CCC+ / Caa2

 Lease Investment, Floating Rate Note, 7/15/31

 720,653

 12,652,000

 0.61

 CCC+ / Caa2

 Lease Investment, Floating Rate Note, 7/15/31

 8,274,028

 $

 14,910,991

 Utilities - 0.3%

 Independent Power Producer & Energy Traders - 0.1%

 509,910

 0.00

 NR / Ba1

 Juniper Generation, 6.79%, 12/31/14 (144A)

 $

 432,552

 Multi-Utilities - 0.3%

 7,419,122

 0.00

 NR / NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 7,196,548

 Total Utilities

 $

 7,629,100

 TOTAL ASSET BACKED SECURITIES

 (Cost  $97,236,426)

 $

 96,834,664

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%

 Materials - 0.2%

 Forest Products - 0.1%

 4,315,000

 BB / B1

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 $

 4,668,671

 Total Materials

 $

 4,668,671

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 16,417,735

 2.93

 AAA / Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36

 $

 643,575

 1,000,000

 CCC+ / NR

 Commercial Mortgage Pass-Through Certificates, 6.85%, 8/15/33

 959,570

 1,240,887

 B / Caa1

 Countrywide Alternative Loan Trust, 5.25%, 8/25/35

 1,198,535

 2,681,319

 CC / Ba1

 Countrywide Home Loan, 4.5%, 9/25/35

 2,520,011

 2,317,146

 0.58

 CC / C

 Countrywide Home Loans, Floating Rate Note, 3/25/35

 754,340

 1,611,108

 0.71

 D / C

 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45

 123,134

 584,804

 NR / NR

 First Horizon Asset Securities, Inc., 5.663817%, 11/25/34

 506,300

 284,468

 0.99

 AAA / Baa3

 IMPAC CMB Trust, Floating Rate Note, 4/25/35

 217,533

 737,835

 0.32

 D / B3

 Impac Securities Assets Corp., Floating Rate Note, 11/25/36

 710,724

 1,300,000

 NR / Baa3

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37

 1,026,458

 2,986,534

 4.90

 BBB / Caa3

 JP Morgan Mortgage Trust, 4.89%, 2/25/35

 2,496,820

 1,725,974

 2.85

 NR / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 1,276,424

 1,110,349

 2.86

 CCC / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 1,067,667

 1,795,148

 0.47

 D / C

 Luminent Mortgage Trust, Floating Rate Note, 7/25/36

 30,819

 1,000,000

 5.37

 BB+ / Baa3

 Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48

 825,068

 3,274,263

 5.45

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 5.56151%, 12/25/36

 2,903,293

 3,883,473

 0.49

 AAA / Caa1

 WAMU Mortgage Pass-Through Certificates, Floating Rate Note, 4/25/45

 3,209,399

 $

 20,469,670

 Total Banks

 $

 20,469,670

 Diversified Financials - 0.6%

 Investment Banking & Brokerage - 0.6%

 3,450,000

 BBB- / NR

 Bear Stearns Commercial Mortgage, 6.94%, 2/15/35

 $

 3,428,549

 1,524,252

 NR / B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 1,451,320

 9,000,000

 BBB / NR

 Credit Suisse First Boston Mortgage Securities Corp., 7.08%, 12/15/35

 8,958,862

 2,500,000

 BBB- / A3

 Morgan Stanley Capital, 0.919%, 12/15/20

 2,275,460

 Total Diversified Financials

 $

 16,114,191

 Real Estate - 0.4%

 Mortgage Real Estate Investment Trust - 0.4%

 1,237,302

 AAA / Caa1

 American Home Mortgage Investment, 2.45469%, 6/25/45

 $

 967,125

 2,539,021

 BB / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 2,169,357

 $

 3,136,482

 Total Real Estate

 $

 3,136,482

 Government - 0.1%

 938,252

 NR / B3

 GSR Mortgage Loan Trust, 5.5%, 8/25/21

 $

 878,538

 825,570

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 722,479

 $

 1,601,017

 Total Government

 $

 1,601,017

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost  $47,942,725)

 $

 45,990,031

 CORPORATE BONDS - 70.1%

 Energy - 10.0%

 Coal & Consumable Fuels - 2.1%

 5,805,000

 BB / Ba3

 Alpha Natural Resources, 6.0%, 6/1/19

 $

 5,986,406

 15,063,000

 BB- / B1

 Berau Capital Resources, 12.5%, 7/8/15 (144A)

 17,661,368

 12,200,000

 BB / Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16

 14,213,000

 15,860,000

 B / Caa1

 Foresight Energy LLC, 9.625%, 8/15/17 (144A)

 16,890,900

 2,706,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 2,841,300

 2,070,000

 B / B2

 Penn Virginia Resource Partners, 8.25%, 4/15/18

 2,152,800

 $

 59,745,774

 Integrated Oil & Gas - 0.3%

 6,970,000

 BB- / Caa2

 Connacher Oil and Gas, Ltd., 8.75%, 8/1/18

 $

 7,096,236

 950,000

 BBB / Baa3

 Petroleum Co., of Trinidad & Tobago, Ltd., 9.75%, 8/14/19

 1,159,000

 $

 8,255,236

 Oil & Gas Drilling - 2.5%

 23,000,000

 NR / NR

 Aker Drilling AS, 11.0%, 2/24/16

 $

 4,205,495

 8,500,000

 NR / NR

 Aker Drilling AS, 9.53%, 2/24/16

 1,546,315

 6,772,644

 NR / NR

 DDI Holding AS, 9.3%, 1/19/12 (144A)

 6,738,781

 1,250,000

 B- / Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17

 1,306,250

 9,607,550

 NA / NA

 Norse Energy ASA, 6.5%, 7/14/13 (144A)

 8,550,720

 11,000,000

 NR / NR

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 11,000,000

 13,640,000

 B- / B3

 Offshore Group Investments, 11.5%, 8/1/15

 15,106,300

 2,055,000

 B- / B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 2,275,913

 8,730,000

 B / B3

 Pioneer Drilling Co., 9.875%, 3/15/18

 9,362,925

 7,990,000

 BB- / B2

 Trinidad Drilling, Ltd., 7.875%, 1/15/19

 8,389,500

 $

 68,482,199

 Oil & Gas Equipment & Services - 1.7%

 3,943,000

 B- / Caa1

 Aquilex Holdings LLC, 11.125%, 12/15/16

 $

 3,780,351

 3,745,000

 BB- / B1

 Complete Production Service, 8.0%, 12/15/16

 3,932,250

 1,600,000

 0.00

 NA / NA

 DP Producer AS, Floating Rate Note, 12/5/11 (144A)

 80,000

 17,815,000

 B- / B2

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (b)

 17,859,538

 910,944

 10.50

 NA / NA

 Nexus SA, Floating Rate Note, 3/7/12

 911

 5,200,000

 NR / NR

 Sevan Marine ASA, 12.0%, 8/10/15

 4,056,000

 29,500,000

 NR / NR

 Sevan Marine ASA, 13.25%, 8/10/15

 4,271,394

 31,500,000

 NR / NR

 Sevan Marine ASA, 14.0%, 12/22/14

 1,754,223

 1,080,000

 B- / B3

 Sevan Marine ASA, 15.0%, 7/22/12

 1,080,000

 10,198,000

 3.62

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 7,750,480

 32,463,000

 11.99

 NA / NA

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 4,399,107

 $

 48,964,254

 Oil & Gas Exploration & Production - 3.1%

 4,975,000

 B / B3

 Antero Resources Finance Corp., 7.25%, 8/1/19

 $

 5,049,625

 2,534,000

 B- / B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 2,698,710

 2,125,000

 B- / Caa1

 Chaparral Energy, Inc., 8.25%, 9/1/21

 2,194,063

 3,540,000

 B / B2

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,681,600

 2,875,000

 BB / B3

 Concho Resources, Inc./ Midland TX, 6.5%, 1/15/22

 3,004,375

 3,715,000

 B- / Caa1

 Energy Partners, Ltd., 8.25%, 2/15/18

 3,612,838

 5,035,000

 CCC+ / Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 5,173,463

 4,100,000

 B / B2

 Linn Energy LLC, 8.625%, 4/15/20 (144A)

 4,540,750

 8,150,000

 B+ / NR

 MIE Holdings Corp., 9.75%, 5/12/16

 8,078,688

 45,000,000

 B- / NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

 7,928,253

 12,000,000

 NR / NR

 Norwegian Energy Corp., 10.25%, 4/27/16

 2,138,482

 2,200,000

 B- / Caa1

 Oasis Petroleum, Inc., 7.25%, 8/1/11

 2,266,000

 3,775,000

 B+ / B3

 Petrohawk Energy Corp., 7.25%, 8/15/18

 4,388,438

 6,460,000

 B / Caa1

 Petroquest Energy, 10.0%, 9/1/17

 6,847,600

 7,260,000

 BB- / B1

 Plains Exploration & Production, 7.625%, 4/1/20

 7,858,950

 2,535,000

 BB- / B1

 Plains Exploration & Production Co., 10.0%, 3/1/16

 2,864,550

 4,875,000

 B- / B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 4,899,375

 3,370,000

 B / B2

 Quicksilver Resources, Inc., 9.125%, 8/15/19

 3,723,850

 2,919,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 3,050,355

 2,275,000

 B / Caa1

 Venoco, Inc., 8.875%, 2/15/19

 2,354,625

 $

 86,354,590

 Oil & Gas Refining & Marketing - 0.0%

 765,000

 BB+ / Ba1

 Tesoro Corp., 9.75%, 6/1/19

 $

 868,275

 Oil & Gas Storage & Transportation - 0.2%

 5,030,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 $

 5,055,150

 1,552,000

 7.20

 BB / Ba1

 Southern Union Co., 7.2%, 11/1/66

 1,443,360

 $

 6,498,510

 Total Energy

 $

 279,168,838

 Materials - 9.9%

 Aluminum - 0.6%

 2,653,306

 6.83

 B / B2

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 $

 2,543,857

 12,335,000

 B / B2

 Novelis Inc.,GA 8.75%, 12/15/20

 13,722,688

 $

 16,266,545

 Commodity Chemicals - 1.3%

 11,343,000

 NR / WR

 Basell Finance Co., 8.1%, 3/15/27 (144A)

 $

 12,704,160

 11,100,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 11,766,000

 11,320,000

 NR / B1

 Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18

 12,129,380

 $

 36,599,540

 Construction Materials - 1.4%

 12,050,000

 CCC+ / B3

 AGY Holding Corp., 11.0%, 11/15/14

 $

 11,628,250

 2,080,000

 B- / NR

 C10 - EUR Capital SPV, Ltd., BVI 6.277%, 5/29/49

 2,091,765

 3,434,000

 6.64

 B- / NR

 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 2,369,460

 9,406,000

 B / NR

 Cemex Finance LLC, 9.5%, 12/14/16 (144A)

 9,100,305

 3,750,000

 B / NR

 Cemex SAB de CV, 9.0%, 1/11/18 (b)

 3,525,000

 9,515,000

 B- / Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 9,360,381

 $

 38,075,161

 Diversified Chemical - 1.2%

 10,285,000

 CCC / Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 $

 14,258,803

 800,000

 CCC / Caa1

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) (b)

 802,000

 9,025,000

 NR / Caa1

 Momentive Performance, 9.5%, 1/15/21

 13,225,096

 4,390,000

 NR / NR

 Styrolution, 7.625%, 5/15/16

 6,086,159

 $

 34,372,058

 Diversified Metals & Mining - 0.6%

 8,725,000

 B- / B3

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18

 $

 8,855,875

 7,600,000

 B- / NR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (b)

 7,657,000

 $

 16,512,875

 Metal & Glass Containers - 1.2%

 4,105,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 4,135,788

 8,550,000

 B- / Caa1

 ARD Finance SA, 11.125%, 6/1/18

 8,763,750

 100,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20

 142,947

 5,000,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20

 5,275,000

 6,305,000

 CCC+ / B3

 BWAY Holding Co., 10.0%, 6/15/18 (b)

 6,903,975

 7,496,786

 CCC+ / Caa1

 BWAY Parent Co., Inc., 10.125%, 11/1/15

 7,496,786

 $

 32,718,246

 Paper Packaging - 1.3%

 2,200,771

 NR / NR

 Bio Pappel SAB de CV, 6.0%, 8/27/16

 $

 1,958,686

 15,426,044

 NR / NR

 Bio Pappel SAB de CV, 6.0%, 8/27/16

 13,729,179

 6,800,000

 B / B2

 Nordenia Holdings GM, 9.75%, 7/15/17

 10,501,923

 9,430,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 9,712,900

 $

 35,902,688

 Paper Products - 0.5%

 15,915,000

 B+ / Ba3

 Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A) (b)

 $

 14,983,973

 Specialty Chemicals - 0.1%

 2,259,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 2,259,000

 Steel - 1.6%

 12,950,000

 CCC+ / Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 11,719,750

 5,300,000

 NR / Ba1

 China Oriental Group, 8.0%, 8/18/15

 5,469,600

 6,000,000

 BB+ / Ba2

 Fosun International, Ltd., 7.5%, 5/12/16

 5,940,000

 4,340,000

 B / B3

 JMC Steel Group, 8.25%, 3/15/18

 4,502,750

 1,700,000

 NR / B2

 Metinvest BV, 10.25%, 5/20/15

 1,849,770

 8,750,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 9,067,625

 4,890,000

 CCC+ / Caa1

 Ryerson, Inc., 12.0%, 11/1/15

 5,195,625

 2,505,000

 CC / Caa2

 Zlomrex International Finance, 8.5%, 2/1/14 (144A)

 2,915,038

 $

 46,660,158

 Total Materials

 $

 274,350,244

 Capital Goods - 7.1%

 Aerospace & Defense - 1.2%

 19,238,000

 B- / B2

 DynCorp International, Inc., 10.375%, 7/1/17 (b)

 $

 19,334,190

 11,250,000

 CCC+ / NR

 Heckler & Koch GmbH, 9.5%, 5/15/18

 15,030,967

 $

 34,365,157

 Building Products - 2.2%

 4,658,000

 BB+ / Ba3

 Building Materials Corp., 7.5%, 3/15/20

 $

 4,914,190

 3,905,000

 BB+ / Ba3

 Building Materials Corp., 6.75%, 5/1/21

 3,958,694

 16,000,000

 NR / Ba2

 China Liansu Group Holdings, Ltd., 7.875%, 5/13/16

 15,440,000

 11,300,000

 B+ / Ba3

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (b)

 11,865,000

 5,322,000

 NR / WR

 Indalex Holding, 11.5%, 2/1/14

 79,830

 3,271,000

 NR / WR

 Industrias Unidas, 11.5%, 11/15/16 (144A)

 2,780,350

 5,080,000

 B / B3

 Liberty Tire Recycling, 11.0%, 10/1/16

 5,435,600

 7,782,000

 CCC+ / B3

 Mueller Water Products, 7.375%, 6/1/17 (b)

 7,431,810

 9,175,000

 B- / Caa2

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18

 8,509,813

 $

 60,415,287

 Construction & Engineering - 0.4%

 6,900,000

 B+ / Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17

 $

 6,934,500

 3,350,000

 BB- / Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,417,000

 $

 10,351,500

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 6,780,000

 B- / NR

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 6,763,050

 5,000,000

 B+ / B1

 Hyva Global BV, 8.625%, 3/24/16

 5,100,000

 6,225,000

 BB / Ba3

 Lonking Holdings Ltd., 8.5%, 6/3/16 (b)

 6,248,344

 4,290,000

 B+ / B1

 Titan International, Inc., 7.875%, 10/1/17

 4,568,850

 $

 22,680,244

 Electrical Component & Equipment - 0.4%

 10,825,000

 B / B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 11,230,938

 1,540,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 1,624,700

 $

 12,855,638

 Industrial Conglomerates - 0.8%

 2,000,000

 BB- / Ba3

 Mark IV Europe SCA, 8.875%, 12/15/17

 $

 3,031,335

 10,460,000

 NR / Ba3

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16

 10,538,450

 7,800,000

 BBB / Baa3

 Votorantim Cimentos SA, 7.25%, 4/5/41

 7,868,640

 $

 21,438,425

 Industrial Machinery - 0.9%

 7,800,000

 B+ / B1

 Altra Holdings, Inc., 8.125%, 12/1/16

 $

 8,385,000

 14,600,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 15,695,000

 $

 24,080,000

 Trading Companies & Distributors - 0.4%

 9,840,000

 B- / B3

 Intcomex, Inc., 13.25%, 12/15/14

 $

 10,110,600

 1,171,000

 B / B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

 1,200,275

 $

 11,310,875

 Total Capital Goods

 $

 197,497,126

 Commercial Services & Supplies - 0.7%

 Diversified Support Services - 0.5%

 4,476,000

 B / B3

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 4,789,320

 13,050

 NR / Caa1

 Msx International, 12.5%, 4/1/12 (144A)

 10,962,000

 $

 15,751,320

 Environmental & Facilities Services - 0.1%

 6,510,000

 NR / WR

 Aleris International, Inc., 10.0%, 12/15/16

 $

 651

 3,022,531

 CCC+ / Caa2

 New Reclamation Group, 8.125%, 2/1/13 (144A)

 3,734,398

 $

 3,735,049

 Total Commercial Services & Supplies

 $

 19,486,369

 Transportation - 1.8%

 Air Freight & Couriers - 0.5%

 2,275,000

 B / B2

 AMGH Merger Sub, Inc., 9.25%, 11/1/18

 $

 2,434,250

 8,811,000

 CCC+ / Caa1

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 9,273,578

 2,445,000

 CCC+ / Caa1

 CEVA Group Plc, 11.625%, 10/1/16

 2,665,050

 $

 14,372,878

 Airlines - 0.4%

 1,789,868

 BB / Ba2

 Continental Airlines, 6.748%, 3/15/17

 $

 1,765,346

 6,163,000

 B+ / Ba3

 Gol Finance, 9.25%, 7/20/20 (144A) (b)

 6,594,410

 3,650,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 3,863,525

 $

 12,223,281

 Airport Services - 0.3%

 4,677,500

 B / B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (b)

 $

 5,110,169

 3,250,000

 B / B2

 Aguila 3 SA, 7.875%, 1/31/18

 3,282,500

 $

 8,392,669

 Railroads - 0.0%

 2,100,000

 CCC / Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $

 2,257,500

 Trucking - 0.5%

 7,930,000

 NR / Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18

 $

 7,864,974

 6,125,000

 B / B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18

 6,247,500

 $

 14,112,474

 Total Transportation

 $

 51,358,802

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 1.4%

 16,550,000

 12.00

 CCC- / Caa3

 Stanadyne Corp., Floating Rate Note, 2/15/15

 $

 16,798,250

 4,365,000

 CCC / Caa1

 Stanadyne Corp., 10.0%, 8/15/14

 4,441,388

 11,154,000

 B+ / B1

 Tower Automotive Holdings USA, 10.625%, 9/1/17 (b)

 11,990,550

 4,260,000

 CCC+ / B3

 Uncle Acquisition 2010 Corp., 8.625%, 2/15/19

 4,366,500

 $

 37,596,688

 Automobile Manufacturers - 0.8%

 4,000,000

 NR / Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21

 $

 4,212,000

 11,605,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19 (b)

 11,227,838

 7,865,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21 (b)

 7,707,700

 $

 23,147,538

 Tires & Rubber - 0.0%

 1,003,000

 B+ / B1

 Goodyear Tire & Rubber Co., 10.5%, 5/15/16

 $

 1,129,629

 800,000

 B+ / B1

 Goodyear Tire & Rubber Co., 8.25%, 8/15/20 (b)

 878,000

 $

 2,007,629

 Total Automobiles & Components

 $

 62,751,855

 Consumer Durables & Apparel - 2.0%

 Homebuilding - 0.5%

 8,750,000

 CCC / Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 7,350,000

 1,600,000

 CCC / Caa2

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 1,336,000

 3,435,000

 BB- / Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 3,752,738

 $

 12,438,738

 Housewares & Specialties - 1.2%

 2,400,000

 B- / Caa1

 Reynolds Group Holdings, Ltd., 8.25%, 2/15/21

 $

 2,214,000

 6,075,000

 B / Caa1

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 6,044,625

 7,490,000

 B- / Caa1

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)

 7,190,400

 11,165,000

 CCC+ / B3

 Yankee Acquisition Corp., 9.75%, 2/15/17 (b)

 11,862,813

 5,775,000

 CCC+ / Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

 5,832,750

 $

 33,144,588

 Leisure Products - 0.2%

 5,000,000

 B / B2

 Icon Health & Fitness, 11.875%, 10/15/16

 5,150,000

 $

 5,150,000

 Textiles - 0.1%

 3,670,000

 B / B1

 Polymer Group, Inc., 7.75%, 2/1/19 (b)

 $

 3,803,038

 Total Consumer Durables & Apparel

 $

 54,536,364

 Consumer Services - 2.0%

 Casinos & Gaming - 1.0%

 9,750,000

 NR / WR

 Buffalo Thunder Revenue Authority, 9.375%, 12/15/14

 $

 3,765,938

 8,025,000

 B / B2

 Codere Finance SA, 8.25%, 6/15/15 (144A)

 11,529,129

 2,052,000

 B- / NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20

 1,805,760

 1,000,000

 8.25

 BB / Ba2

 Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)

 1,416,251

 5,965,000

 NR / WR

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 328,075

 6,335,000

 B- / B3

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

 7,690,504

 1,131,000

 B / Caa1

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20 (b)

 1,210,170

 1,725,000

 CCC / Caa2

 Shingle Springs Tribal, 9.375%, 6/15/15 (144A)

 1,190,250

 5,095,000

 NR / WR

 Station Casinos, Inc., 6.625%, 3/15/18

 510

 $

 28,936,587

 Education Services - 0.2%

 4,225,000

 B / B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 4,256,688

 Hotels, Resorts & Cruise Lines - 0.2%

 4,977,000

 B- / B3

 Grupo Posadas SAB de CV, 9.25%, 1/15/15

 $

 4,802,805

 Restaurants - 0.6%

 4,250,000

 NR / Ba2

 Arcos Dorados Holding, 10.25%, 7/13/16

 $

 2,853,405

 15,915,000

 CCC+ / Caa1

 Burger King Capital, 0.0%, 4/15/19 (b)

 9,509,213

 5,675,000

 B- / B3

 Burger King Corp., 9.875%, 10/15/18 (b)

 6,199,938

 $

 18,562,556

 Total Consumer Services

 $

 56,558,636

 Media - 2.7%

 Advertising - 0.4%

 3,800,000

 B- / B3

 Affinity Group, Inc., 11.5%, 12/1/16 (b)

 $

 3,942,500

 5,549,000

 B+ / B2

 MDC Partners, Inc., 11.0%, 11/1/16

 6,124,709

 $

 10,067,209

 Broadcasting - 1.9%

 10,900,000

 BB- / B1

 CCO Holdings LLC / CCO Holdings Capital Corp., 7.0%, 1/15/19

 $

 11,336,000

 13,065,000

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 14,044,875

 3,968,235

 CCC+ / Caa3

 Intelsat Bermuda Ltd., 11.5%, 2/4/17

 4,265,853

 11,050,000

 B / B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18

 15,438,437

 1,925,000

 CCC+ / Caa1

 Ono Finance II Plc, 11.125%, 7/15/19

 2,772,468

 4,245,000

 B- / Caa1

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

 4,982,569

 $

 52,840,202

 Movies & Entertainment - 0.1%

 2,125,000

 B- / B3

 Regal Entertainment Group, 9.125%, 8/15/18

 $

 2,241,875

 Publishing - 0.3%

 6,135,000

 B- / Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 6,889,605

 2,225,000

 NR / B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18

 2,230,563

 $

 9,120,168

 Total Media

 $

 74,269,454

 Retailing - 0.8%

 Automotive Retail - 0.1%

 1,432,000

 B / Caa1

 Sonic Automotive, Inc., 9.0%, 3/15/18 (b)

 $

 1,510,760

 Department Stores - 0.4%

 10,855,000

 B / NR

 Grupo Famsa SAB de Cv, 11.0%, 7/20/15

 $

 11,747,281

 Internet Retail - 0.3%

 7,415,000

 B / B3

 Ticketmaster, 10.75%, 8/1/16

 $

 8,082,350

 Total Retailing

 $

 21,340,391

 Food, Beverage & Tobacco - 4.0%

 Agricultural Products - 0.2%

 4,959,000

 B+ / B3

 Southern States Cooperative, 11.25%, 5/15/15

 $

 5,454,900

 Brewers - 0.0%

 120,000

 A- / A3

 Cia Brasileira de Bebida, 8.75%, 9/15/13

 $

 137,160

 Distillers & Vintners - 0.3%

 320,792

 NA / NA

 Belvedere SA, 0.0%, 4/11/14

 $

 103,695

 4,171,607

 NA / NA

 Belvedere SA, 7.692%, 11/10/19

 2,337,327

 7,512,000

 B / B1

 CEDC Finance Corp Intl, Inc., 9.125%, 12/1/16 (144A) (b)

 6,573,000

 $

 9,014,022

 Packaged Foods & Meats - 3.6%

 6,000,000

 NR / B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

 $

 6,660,000

 12,305,000

 NR / B2

 Corporacion Pesquera, Inc., SAC 9.0%, 2/10/17 (144A)

 12,874,106

 7,158,000

 NA / B1

 Fabrica de Productos, 9.25%, 2/23/17 (144A)

 7,283,265

 9,500,000

 B- / B3

 FAGE Dairy Industry, 9.875%, 2/1/20 (144A)

 9,571,250

 2,969,595

 NR / NR

 Independencia International, 12.0%, 12/30/16 (144A)

 29,696

 9,590,000

 BB / B1

 JBS Finance II, Ltd., 8.25%, 1/29/18

 9,853,725

 20,248,000

 B+ / B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 20,450,480

 3,783,000

 B+ / B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 3,981,608

 19,900,000

 B / B3

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 22,089,000

 10,905,000

 BB- / Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (b)

 9,705,450

 $

 102,498,580

 Tobacco - 0.6%

 17,855,000

 B / B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 17,140,800

 Total Food, Beverage & Tobacco

 $

 134,245,462

 Health Care Equipment & Services - 2.2%

 Health Care Equipment - 0.3%

 8,850,000

 CCC+ / Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 8,695,125

 Health Care Facilities - 0.5%

 7,900,000

 BB / Ba3

 HCA, Inc., 6.5%, 2/15/20

 $

 8,018,500

 2,100,000

 B- / B3

 HCA, Inc., 7.5%, 2/15/22

 2,131,500

 4,200,000

 B- / B3

 Vanguard Health Holding Co., II LLC, 7.75%, 2/1/19 (b)

 4,310,250

 172,000

 CCC+ / Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 114,380

 $

 14,574,630

 Health Care Services - 1.1%

 6,964,000

 B- / Caa1

 BioScrip Inc., 10.25%, 10/1/15

 $

 7,277,380

 1,945,000

 CCC+ / B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 2,003,350

 4,253,000

 B- / B2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 4,401,855

 5,975,000

 CCC+ / Caa1

 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)

 6,124,375

 10,447,362

 CCC+ / B3

 Surgical Care Affiliates, 8.875%, 7/15/15 (144A) (PIK)

 10,656,309

 $

 30,463,269

 Health Care Supplies - 0.2%

 5,550,000

 B / B2

 Inverness Medical Innovations, 7.875%, 2/1/16

 $

 5,674,875

 Health Care Technology - 0.1%

 3,000,000

 B- / B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 3,030,000

 Total Health Care Equipment & Services

 $

 62,437,899

 Pharmaceuticals & Biotechnology - 1.2%

 Biotechnology - 0.8%

 5,750,000

 B / Caa1

 ConvaTec Healthcare SA, 10.5%, 12/15/18

 $

 5,922,500

 7,200,000

 B / B3

 Grifols, Inc., 8.25%, 2/1/18

 7,578,000

 10,302,000

 B+ / B3

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 10,508,040

 $

 24,008,540

 Life Sciences Tools & Services - 0.3%

 9,461,554

 B / Caa1

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 9,650,785

 Total Pharmaceuticals & Biotechnology

 $

 33,659,325

 Banks - 2.5%

 Diversified Banks - 1.5%

 800,000

 2.21

 BB+ / Ba1

 Alfa Div Payment Rights Finance, Floating Rate Note, 12/15/11 (144A)

 $

 796,089

 6,430,000

 NR / NR

 Asian Development Bank, 14.0%, 8/7/12

 4,019,559

 6,875,000

 BB / NR

 Banco de Credito del Sur,9.75%, 11/6/69

 7,906,250

 6,600,000

 B / B2

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18

 6,666,000

 2,140,000

 NR / Ba1

 Banco Industrial, 8.5%, 4/27/20

 2,249,675

 2,870,000

 NR / B2

 Banco Macro SA, 9.75%, 12/18/36

 2,798,250

 6,230,000

 7.79

 NR / Ba2

 Banco Macro SA, Floating Rate Note, 6/7/12

 4,610,200

 3,880,000

 NR / B2

 Centercredit International, 8.625%, 1/30/14 (144A)

 3,918,800

 6,950,000

 AAA / NR

 International Finance Corp., 9.25%, 3/15/13

 4,525,613

 268,495

 B / NR

 JSC Temirbank, 14.0%, 6/30/22

 310,622

 2,750,000

 9.20

 CCC / Caa1

 Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/49

 2,090,000

 1,400,000

 B / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 1,365,000

 80,000

 BBB+ / Baa2

 Societe Generale, 8.75%, 10/29/49

 82,000

 $

 41,338,058

 Regional Banks - 1.0%

 3,165,000

 8.50

 NR / Ba3

 Banco Inter Peru, Floating Rate Note, 4/23/70 (144A)

 $

 3,275,775

 2,700,000

 BB / Baa3

 Capital One Capital, 10.25%, 8/15/39

 2,856,600

 23,330,000

 BBB / Baa3

 PNC Financial Services Group, Inc., 6.75%, 12/31/99

 23,279,607

 $

 29,411,982

 Total Banks

 $

 70,750,040

 Diversified Financials - 2.6%

 Consumer Finance - 0.8%

 10,600,000

 BB- / NR

 Ford Motor Credit Co., LLC, 5.875%, 8/2/21

 $

 10,739,061

 10,395,000

 NR / NR

 Tarjeta Naranja SA, 9.0%, 2/1/17

 10,810,800

 $

 21,549,861

 Investment Banking & Brokerage - 0.5%

 20,515,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 $

 16,206,850

 Multi-Sector Holding - 0.2%

 5,075,000

 B / B2

 Constellation Enterprises LLC, 10.625%, 2/1/16

 $

 5,208,219

 Specialized Finance - 1.1%

 6,360,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 $

 7,095,152

 1,142,857

 BBB / Baa2

 Glencore Finance Europe, 8.0%, 2/28/49

 1,141,714

 9,315,000

 B+ / B2

 National Money Mart Co., 10.375%, 12/15/16

 10,269,788

 2,915,000

 CCC- / Caa3

 NCO Group, Inc., 11.875%, 11/15/14 (b)

 2,783,825

 9,825,000

 7.68

 CCC- / Caa2

 NCO Group, Inc., Floating Rate Note, 11/15/13 (b)

 9,210,938

 $

 30,501,417

 Total Diversified Financials

 $

 73,466,347

 Insurance - 4.1%

 Insurance Brokers - 1.6%

 11,140,000

 CCC / Caa1

 Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)

 $

 11,752,700

 11,241,000

 CCC+ / Caa1

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 11,241,000

 4,300,000

 CCC+ / B3

 Hub Intl Holdings, 9.0%, 12/15/14 (144A)

 4,353,750

 4,840,000

 B- / B3

 Towergate Finance Plc, 10.5%, 2/15/19

 7,892,242

 4,841,000

 CCC / Caa1

 Usi Holdings Corp., 9.75%, 5/15/15 (144A)

 4,792,590

 4,532,000

 6.68

 CCC / B3

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 4,158,110

 $

 44,190,392

 Multi-Line Insurance - 0.4%

 3,570,000

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 $

 3,474,245

 5,170,000

 10.75

 BB / Baa3

 Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)

 6,837,325

 918,450

 BB- / NR

 Sul America Participacoes SA, 8.625%, 2/15/12

 962,076

 $

 11,273,646

 Property & Casualty Insurance - 0.1%

 3,695,000

 BB / Ba2

 White Mountains Re Group, Ltd., 7.506%, 5/29/49

 $

 3,538,221

 Reinsurance - 2.0%

 1,300,000

 B- / NR

 ATLAS VI Capital Ltd., 11.5694%, 4/7/14

 $

 1,824,318

 1,875,000

 7.19

 BB+ / NR

 Blue Fin, Ltd., Floating Rate Note, 4/10/12

 1,873,500

 250,000

 13.79

 BB- / NR

 Blue Fin, Ltd., Floating Rate Note, 416/12, Cat Bond (144A)

 256,825

 2,000,000

 6.66

 BB+ / NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 1,996,400

 1,000,000

 10.52

 BB / NR

 East Lane Re III, Ltd., Floating Rate Note, 3/16/12

 1,006,700

 2,700,000

 7.23

 BB+ / NR

 Foundation Re III, Ltd., 0.0%, 2/25/15

 2,653,020

 2,500,000

 5.91

 BB / A2

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14, Cat Bond

 2,447,500

 2,600,000

 12.03

 NR / B3

 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)

 2,425,800

 375,000

 8.78

 NR / B1

 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)

 375,300

 1,135,000

 BB / NR

 Ibis Re, Ltd., 11.2775%, 5/10/12

 1,159,289

 250,000

 6.20

 B / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 248,700

 1,500,000

 6.20

 BB- / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 1,467,300

 800,000

 A+ / Aa3

 JPMorgan Chase & Co., 0.0%, 10/4/17

 253,093

 4,000,000

 8.37

 BB- / NR

 Lodestone Re, Ltd., Floating Rate Note,  5/17/13 (144A)

 3,963,200

 5,000,000

 7.27

 BB / NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14

 4,926,000

 500,000

 6.38

 CCC+ / NR

 Mariah Re, Ltd., Floating Rate Note, 1/8/14

 442,150

 1,900,000

 1.88

 BB+ / NR

 Merna Reinurance, Ltd., Floating Rate Note, 4/8/13

 1,943,890

 1,700,000

 13.56

 CCC+ / NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12

 1,625,030

 250,000

 12.00

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 259,850

 750,000

 12.00

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 789,225

 250,000

 10.40

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 259,450

 250,000

 12.00

 BB- / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 252,975

 1,800,000

 12.25

 BB / NR

 Mystic Re, Floating Rate Note, 3/20/12

 1,842,120

 4,000,000

 7.60

 BB- / NR

 Queen Street II Capital, Ltd., 0.0%, 4/9/14

 3,935,200

 1,750,000

 BB- / NR

 Residential Reinsurance 2010, Ltd., 0.0%, 6/6/13

 1,680,525

 1,500,000

 6.76

 BB / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 1,489,350

 250,000

 13.16

 B- / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 249,775

 3,450,000

 B- / NR

 Residential Reinsurance 2011, Ltd., 0.0%, 6/6/15

 3,429,990

 250,000

 CC / NR

 Successor X, Ltd., 11.87982%, 4/4/13, Cat Bond

 236,625

 2,100,000

 B- / NR

 Successor X, Ltd., 9.87982%, 4/4/13, Cat Bond

 2,031,120

 1,125,000

 14.64

 B- / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 1,107,338

 2,600,000

 16.14

 NR / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 2,541,240

 4,000,000

 13.00

 NR / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 3,897,600

 $

 54,890,398

 Total Insurance

 $

 113,892,657

 Real Estate - 1.3%

 Diversified Real Estate Activities - 0.5%

 8,000,000

 BB- / NR

 BR Malls International Finance, Ltd., 8.5%, 12/31/99

 $

 8,500,000

 5,590,000

 BB- / NR

 BR Malls International Finance, 9.75%, 12/31/49 (144A)

 5,925,400

 $

 14,425,400

 Real Estate Operating Companies - 0.7%

 6,750,000

 B / B

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 6,734,475

 2,987,280

 7.94

 B / NR

 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)

 1,284,530

 3,805,000

 B- / B3

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 3,947,688

 8,405,000

 B / NA

 IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A) (b)

 8,573,100

 $

 20,539,793

 Specialized Real Estate Investment Trust - 0.0%

 1,650,000

 B / B2

 Sabra Health Care LP / Sabra Capital Corp., 8.125%, 11/1/18

 $

 1,668,563

 Total Real Estate

 $

 36,633,756

 Software & Services - 1.8%

 Application Software - 0.7%

 8,684,000

 B / B3

 Allen Systems Group, Inc., 10.5%, 11/15/16

 $

 8,684,000

 9,840,000

 B- / Caa1

 Vangent Inc., 9.625%, 2/15/15

 9,987,600

 $

 18,671,600

 Data Processing & Outsourced Services - 0.6%

 3,597,000

 B- / Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 3,812,820

 3,597,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21 (b)

 3,525,060

 805,000

 B- / Caa1

 First Data Corp., 9.875%, 9/24/15

 817,075

 10,450,000

 B- / Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

 9,378,875

 $

 17,533,830

 Internet Software & Services - 0.1%

 2,500,000

 BB- / Ba2

 Equinix, Inc., 7.0%, 7/15/21

 $

 2,600,000

 Systems Software - 0.4%

 12,144,117

 NR / NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (PIK)

 $

 11,658,352

 Total Software & Services

 $

 50,463,782

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.3%

 8,535,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 8,961,750

 Total Technology Hardware & Equipment

 $

 8,961,750

 Semiconductors - 0.0%

 14,000,000

 NR / NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

 $

 2,001,485

 Total Semiconductors

 $

 2,001,485

 Telecommunication Services - 6.1%

 Alternative Carriers - 1.3%

 9,765,000

 B / Ba3

 Paetec Holding, 8.875%, 6/30/17 (144A)

 $

 10,497,375

 13,606,000

 B / B2

 Global Crossing, Ltd., 12.0%, 9/15/15

 15,782,960

 5,266,000

 CCC+ / Caa2

 Global Crossing, Ltd., 9.0%, 11/15/19

 6,424,520

 4,500,000

 CCC+ / Caa1

 Paetec Holding Corp., 9.5%, 7/15/15 (b)

 4,691,250

 $

 37,396,105

 Integrated Telecommunication Services - 2.6%

 9,690,000

 B- / Caa1

 Broadview Networks Holdings, 11.375%, 9/1/12

 8,914,800

 12,067,000

 B / B2

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 12,248,005

 7,160,000

 B / B2

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,231,600

 8,478,000

 CCC+ / B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18 (b)

 8,117,685

 2,940,000

 BB / Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 3,226,650

 12,160,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 13,345,600

 2,145,000

 B- / B3

 Global Crossing UK Finance Plc, 10.75%, 12/15/14

 2,225,438

 2,300,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/1/21 (b)

 2,438,000

 6,765,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/15/20

 7,170,900

 7,345,000

 B+ / Ba3

 Windstream Corp., 8.125%, 9/1/18

 7,859,150

 $

 72,777,828

 Wireless Telecommunication  Services - 1.1%

 12,700,000

 B / NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 12,985,750

 2,850,000

 B- / B3

 Cricket Communications, Inc., 7.75%, 10/15/20 (b)

 2,828,625

 3,000,000

 CCC+ / Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (b)

 3,352,500

 11,100,000

 NR / B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 11,518,470

 650,000

 BB / Ba2

 MTS International Fund, 8.625%, 6/22/20

 743,438

 5,425,000

 B+ / B2

 NII Capital Corp., 7.625%, 4/1/21

 5,696,250

 2,300,000

 NR / NR

 Richland Towers Funding LLC/ Seattle Funding, 7.87%, 3/15/16

 2,322,709

 18,455,000

 B- / B2

 True Move Co., Ltd., 10.75%, 12/16/13 (144A)

 19,885,263

 $

 59,333,005

 Total Telecommunication Services

 $

 169,506,938

 Utilities - 3.5%

 Electric Utilities - 1.7%

 2,100,000

 B- / NR

 Cia de Transporte de Energia, 9.75%, 8/15/21

 $

 2,016,000

 10,585,000

 B- / NA

 CIA Transporte Energia, 8.875%, 12/15/16 (144A) (b)

 10,479,150

 2,640,000

 NR / Ba2

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (b)

 2,758,800

 6,156,000

 B- / B2

 Empresa Distribuidora Y Comercial, 9.75%, 10/25/22

 6,202,170

 17,750,000

 NR / Ba2

 Energisa SA, 9.5%, 1/29/49

 18,815,000

 994,605

 B / Ba2

 FPL Energy National Wind, 6.125%, 3/25/19 (144A)

 984,151

 838,100

 B / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 758,481

 4,000,000

 CC / Caa3

 Texas Competitive Electric Holdings Co., LLC, 15.0%, 4/1/21 (b)

 2,920,000

 2,695,000

 CCC / B2

 Texas Competitive Electric Holdings Co., LLC, 11.5%, 10/1/20 (b)

 2,492,875

 $

 47,426,627

 Gas Utilities - 0.7%

 9,250,000

 NR / Ba3

 AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19

 $

 9,273,125

 3,237,000

 B- / B2

 Star Gas Partners LP /Star Gas Finance Co., 8.875%, 12/1/17

 3,370,526

 7,966,000

 B / B2

 Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)

 7,846,510

 $

 20,490,161

 Independent Power Producer & Energy Traders - 0.8%

 14,000,000

 NR / B1

 Inkia Energy, Ltd., 8.375%, 4/4/21

 $

 14,351,400

 5,025,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 1/15/18

 5,112,938

 1,857,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 1,838,430

 $

 21,302,768

 Total Utilities

 $

 89,219,556

 TOTAL CORPORATE BONDS

 (Cost  $1,950,502,569)

 $

 1,936,557,076

 U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%

 23,000,000

 1.48

 NR / Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 $

 1,830,204

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATION

 (Cost  $1,810,275)

 $

 1,830,204

 FOREIGN GOVERNMENT BONDS - 1.8%

 8,200,000

 BBB- / Baa2

 Brazilian Government, 10.25%, 1/10/28

 $

 5,888,263

 13,000,000

 B / B2

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 14,722,500

 12,410,000

 AAA / Aaa

 European Investment Bank, 0.0%, 3/2/15

 5,448,794

 2,950,000

 BBB+ / Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 2,747,151

 3,150,000

 BBB+ / Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 3,026,758

 2,100,000

 BBB+ / Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 2,134,716

 7,425,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21

 7,053,750

 2,125,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 11.75%, 10/5/15

 2,228,700

 2,600,000

 B / NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21

 2,672,150

 6,986,000,000

 BBB- / Baa3

 Republic of Colombia, 12.0%, 10/22/15

 4,988,962

 $

 50,911,744

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $41,707,659)

 $

 50,911,744

 MUNICIPAL BONDS - 2.8%

 Commercial Services & Supplies - 0.0%

 Environmental & Facilities Services - 0.0%

 4,400,000

 7.28

 D/WR

 Ohio Air Quality Development, Floating Rate Note, 6/8/22 (e)

 $

 460,680

 Total Commercial Services & Supplies

 $

 460,680

 Government - 2.8%

 Municipal  Airport - 0.5%

 7,845,000

 CCC+ / B3

 Houston Texas Airport Revenue, 6.75%, 7/1/29

 $

 7,840,371

 8,140,000

 B / B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 7,770,363

 $

 15,610,734

 Municipal  Development - 1.1%

 3,755,000

 CCC+ / NR

 Alliance Airport Authority Texas, 5.25%, 12/1/29

 $

 2,507,551

 16,590,000

 CCC+ / NR

 Alliance Airport Authority Texas, 5.75%, 12/1/29

 11,817,887

 5,875,000

 NR / Ba2

 Brunswick & Glynn County Development Authority, 5.55%, 3/1/26

 5,664,205

 12,000,000

 CCC+ / NR

 Dallas-Fort Worth International Airport, 5.5%, 11/1/30

 8,208,840

 4,150,000

 CCC+ / Caa2

 Dallas-Fort Worth Tecas International Airport Revenue, 6.375%, 5/1/35

 3,099,635

 15,000

 B / B3

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 15,008

 $

 31,313,126

 Municipal  General - 0.7%

 3,545,000

 BB / B1

 County of Cook Illinois, 6.5%, 10/15/40

 $

 3,643,374

 9,785,000

 BB- / B1

 Illinois Finance Authority, 6.5%, 10/15/40

 10,056,534

 8,875,000

 12.00

 NR / NR

 Non-Profit PFD FDG TR I, Floating Rate Note, 9/15/37

 5,565,335

 $

 19,265,243

 Municipal  Pollution - 0.5%

 4,610,000

 B / Caa2

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 $

 3,699,064

 3,980,000

 B / Caa2

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 3,205,094

 6,960,000

 B / Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 6,007,524

 $

 12,911,682

 Total Government

 $

 79,100,785

 TOTAL MUNICIPAL BONDS

 (Cost  $84,919,782)

 $

 79,561,465

 SENIOR FLOATING RATE LOAN INTERESTS - 9.1% **

 Energy - 0.7%

 Coal & Consumable Fuels - 0.2%

 6,000,000

 11.19

 NR / NR

 Bumi Resources Tbk, Term Loan, 8/15/13

 $

 6,000,000

 Oil & Gas Equipment & Services - 0.5%

 1,298,756

 6.00

 NR / NR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,297,944

 13,401,978

 6.25

 NR / NR

 Frac Tech Services, Inc., Term Loan, 5/6/16

 13,400,082

 $

 14,698,026

 Total Energy

 $

 20,698,026

 Materials - 0.9%

 Commodity Chemicals - 0.1%

 1,736,275

 6.00

 NR / B2

 CPG International I, Inc., Term Loan, 1/26/17

 $

 1,735,190

 Diversified Chemical - 0.6%

 4,644,226

 7.50

 B / Ba3

 Ineos Group Holdings Plc, Term B1 Facility (new), 12/16/13

 $

 6,987,670

 5,103,294

 8.00

 B / Ba3

 Ineos Group Holdings Plc, Term C1 Facility (new), 12/16/14

 7,678,380

 1,279,116

 7.50

 NR / NR

 Ineos U.S. Finance Corp., Term B2 Facility Loan, 12/16/13

 1,325,684

 1,259,088

 8.00

 NR / NR

 Ineos U.S. Finance Corp., Term C2 Facility Loan, 12/16/14

 1,304,927

 $

 17,296,661

 Steel - 0.2%

 7,471,162

 10.50

 NR / NR

 Niagara Corp., Term Loan (New), 6/29/14

 $

 7,321,739

 Total Materials

 $

 26,353,590

 Capital Goods - 0.7%

 Aerospace & Defense - 0.5%

 3,799,904

 5.26

 NR / NR

 DAE Aviation Holdings, Tranche B1 Term Loan, 7/31/14

 $

 3,793,570

 490,617

 3.50

 B- / B1

 Hunter Defense Technology, Term Loan, 8/22/14

 476,512

 3,891,972

 6.56

 BB / B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 3,791,442

 3,492,236

 9.25

 B- / Caa2

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/20/12

 3,488,964

 3,651,094

 5.26

 NR / NR

 Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14

 3,645,008

 $

 15,195,496

 Building Products - 0.0%

 500,000

 9.00

 BB / Ba2

 Goodman Group Global Group, Inc., Term Loan (Second Lien), 10/30/17

 $

 515,260

 397,000

 5.75

 BB / Ba2

 Goodman Group Global Group, Inc., Initial Term Loan (First Lien), 10/29/16

 399,453

 $

 914,713

 Electrical Component & Equipment - 0.0%

 888,759

 5.76

 NR / NR

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 891,536

 Industrial Conglomerates - 0.1%

 1,500,000

 6.25

 NR / NR

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,503,750

 Total Capital Goods

 $

 18,505,495

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.3%

 7,059,525

 7.25

 BB- / Baa3

 Brickman Holdings, Ltd., Tranche B Term Loan, 9/21/16

 $

 7,158,800

 Research & Consulting Services - 0.0%

 1,406,624

 5.75

 NR / NR

 Wyle Services Corp., 2010 Incremental Term Loan, 3/25/16

 $

 1,413,657

 Total Commercial Services & Supplies

 $

 8,572,457

 Transportation - 0.1%

 Air Freight & Couriers - 0.0%

 779,050

 5.25

 NR / B1

 Ceva Group Plc, U.S. Term Loan, 11/4/13

 $

 756,977

 508,620

 5.25

 NR / NR

 Ceva Group Plc, Additional Pre Funded Term Loan, 11/4/13

 494,209

 794,899

 5.25

 NR / NR

 Ceva Group Plc, EGL Term Loan, 11/4/13

 779,001

 $

 2,030,187

 Total Transportation

 $

 2,030,187

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.0%

 22,604

 2.94

 B+ / B2

 Allison Transmission, Inc., Term Loan, 8/7/14

 $

 22,175

 Automobile Manufacturers - 0.6%

 17,400,000

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 5/24/17

 $

 16,970,438

 Total Automobiles & Components

 $

 16,992,613

 Consumer Services - 0.0%

 Education Services - 0.0%

 779,872

 2.50

 NR / NR

 Cengage Learning Acquisitions, Inc., Term Loan, 2.75%, 7/4/14

 $

 683,558

 Total Consumer Services

 $

 683,558

 Media - 0.2%

 Cable & Satellite - 0.2%

 5,267,997

 6.69

 CCC / B2

 WideOpenWest LLC, Series A Term Loan (New), 6/18/14

 $

 5,284,459

 Total Media

 $

 5,284,459

 Food, Beverage & Tobacco - 0.6%

 Packaged Foods & Meats - 0.5%

 2,800,000

 11.25

 NR / NR

 Pierre Foods, Inc., Term Loan (Second Lien), 7/29/17

 $

 2,845,500

 13,398,750

 7.00

 NR / NR

 Pierre Foods, Inc., Term Loan (First Lien), 7/29/16

 13,541,112

 $

 16,386,612

 Total Food, Beverage & Tobacco

 $

 16,386,612

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,514,700

 4.75

 BB- / Ba3

 Revlon Consumer Products Corp., Term Loan, 3/11/15

 $

 1,518,893

 Total Household & Personal Products

 $

 1,518,893

 Health Care Equipment & Services - 1.5%

 Health Care Facilities - 0.1%

 1,235,000

 0.00

 NR / NR

 Ardent Medical Services, Inc., Tranche B Term Loan, 9/15/15

 $

 1,235,000

 2,962,500

 6.50

 B+ / B1

 Ardent Health Services LLC, Term Loan, 9/15/15

 2,966,203

 $

 4,201,203

 Health Care Services - 1.1%

 3,207,988

 8.50

 B / B1

 Avita, Inc., NAMM Term Loan, 4/1/14

 $

 3,222,692

 2,092,683

 6.50

 NR / NR

 inVentiv Health, Inc., Term B Loan, 5/7/16

 2,085,926

 5,087,250

 7.00

 B+ / B1

 National Mentor Holdings, Inc., Tranche B Term Loan 2/9/17

 5,075,804

 746,287

 0.75

 NR / NR

 National Specialty Hospitals, Inc., Delayed Draw Term Loan, 2/3/17

 748,153

 4,268,016

 8.25

 NR / NR

 National Specialty Hospitals, Inc., Initial Term Loan, 2/3/17

 4,278,686

 4,937,500

 7.25

 NR / NR

 Prime Healthcare Services, Inc., Term B Loan, 4/28/15

 4,838,750

 3,770,000

 7.50

 B+ / Ba2

 Sun HealthCare Group, Term Loan, 10/18/16

 3,755,863

 4,598,475

 6.50

 NR / NR

 Surgery Center Holdings, Inc., Term Loan, 2/6/17

 4,624,341

 1,467,625

 7.75

 NR / NR

 Virtual Radiologic Corp., Term Loan, 12/22/16

 1,445,611

 $

 30,075,826

 Health Care Technology - 0.1%

 354,592

 1.57

 NR / NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 $

 352,376

 2,918,726

 6.25

 NR / NR

 Physician Oncology Services, LP, Effective Date Term Loan, 1/31/17

 2,900,484

 $

 3,252,860

 Managed Health Care - 0.1%

 3,207,988

 8.50

 B / B1

 Aveta Inc., MMM Term Loan, 4/14/15

 $

 3,222,692

 Total Health Care Equipment & Services

 $

 40,752,581

 Pharmaceuticals & Biotechnology - 0.6%

 Biotechnology - 0.6%

 7,730,000

 0.00

 NR / NR

 Alkermes, Inc., Term Loan (Second Lien), 7/1/18

 $

 7,845,950

 6,159,050

 5.50

 NR / NR

 Axcan Intermediate Holdings, Inc., Term Loan, 1/25/17

 6,078,212

 1,500,000

 6.25

 NR / NR

 Grifols SA, Foreign Tranche B Term Loan, 1/4/16

 2,158,210

 160,662

 6.50

 NR / NR

 Harvard Drug Group, Delayed Draw Term Loan, 4/8/16

 158,353

 1,168,452

 6.50

 NR / NR

 Harvard Drug Group, Term Loan, 4/8/16

 1,151,655

 $

 17,392,380

 Total Pharmaceuticals & Biotechnology

 $

 17,392,380

 Diversified Financials - 1.1%

 Diversified Financial Services - 0.4%

 2,441,264

 0.00

 B / B2

 Bakrie & Brothers Tbk PT, Tranche B Vallar Loan, 3/5/12

 $

 2,441,264

 5,975,000

 0.00

 NR / NR

 Chester Holdings Ltd., Term Loan, 7/25/12

 5,975,000

 3,058,736

 0.00

 NR / NR

 Long Haul Holdings, Ltd., Tranche A Vallar Loan, 3/5/12

 3,043,442

 $

 11,459,706

 Investment Banking & Brokerage - 0.6%

 18,555,000

 0.00

 NR / NR

 Immucor, Inc., Term Loan, 7/11/12

 $

 18,555,000

 Specialized Finance - 0.0%

 913,032

 8.00

 B- / B2

 NCO Group, Inc., Term B Advance, 5/15/13

 $

 912,742

 Total Diversified Financials

 $

 30,927,448

 Insurance - 1.0%

 Insurance Brokers - 0.6%

 1,699,312

 3.25

 NR / NR

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 1,682,319

 3,361,875

 6.75

 NR / NR

 Alliant Holdings I, Inc., Tranche D Incremental Term Loan, 8/21/14

 3,370,280

 743,388

 2.75

 B / NR

 HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14

 723,255

 5,551,236

 6.75

 B / NR

 HUB International Holdings, Inc., Additional Term Loan, 6/13/14

 5,559,910

 3,307,072

 2.75

 B / NR

 HUB International Holdings, Inc., Initial Term Loan, 6/13/14

 3,217,506

 2,839,425

 7.00

 B / B2

 USI Holdings Corp., Series C Term Loan (New), 5/5/14

 2,825,229

 $

 17,378,499

 Multi-Line Insurance - 0.3%

 4,371,132

 4.49

 B / NR

 AmWins Group, Inc., Initial Term Loan, 6/8/13

 $

 4,343,812

 6,750,000

 5.75

 B / NR

 AmWins Group, Inc., Initial Term Loan (Second Lien), 6/8/13

 6,252,188

 $

 10,596,000

 Total Insurance

 $

 27,974,499

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 1,283,750

 7.50

 B / Ba3

 Ozburn-Hessey Logistics Holding Co., Term Loan (First Lien), 4/7/16

 $

 1,285,355

 Total Real Estate

 $

 1,285,355

 Software & Services - 0.2%

 Application Software - 0.1%

 3,500,000

 9.75

 BB- / NR

 Vertafore, Inc., Term Loan (Second Lien), 10/18/17

 $

 3,548,125

 Systems Software - 0.1%

 2,373,475

 6.75

 B+ / B1

 Telcordia Technologies, Inc., Term Loan, 4/9/16

 $

 2,377,184

 Total Software & Services

 $

 5,925,309

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 4,179,000

 5.00

 NR / NR

 Scitor Corp., Term Loan, 9/26/14

 $

 4,163,329

 Total Technology Hardware & Equipment

 $

 4,163,329

 Utilities - 0.2%

 Electric Utilities - 0.2%

 8,805,543

 4.73

 BBB- / Ba1

 Texas Competitive Electric Holdings, Inc., Initial Tranche B-2 Term Loan, 10/10/14

 $

 6,587,640

 Total Utilities

 $

 6,587,640

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $249,916,681)

 $

 252,034,431

 RIGHTS/WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Exploration & Production - 0.0%

 5,925,293

 Norse Energy Corp ASA CW15 *

 $

 516,964

 TOTAL RIGHTS/WARRANTS

 (Cost  $0)

 $

 516,964

 TEMPORARY CASH INVESTMENTS - 10.5%

 Repurchase Agreements - 5.2%

 20,520,000

 Barclays Plc, 0.15%, dated 7/29/11, repurchase price of $20,520,000 plus accrued interest on 8/1/11 collateralized by $20,930,400 Government National

 Mortgage Association, 4.50%, 5/20/41

 $

 20,520,000

 20,520,000

 BNP Paribas Securities, Inc., 0.20%, dated 7/29/11, repurchase price of $20,520,000 plus accrued interest on 8/1/11 collateralized by $20,930,445 Federal National

 Mortgage Association (Discount Notes), 0.0%, 12/27/11

 20,520,000

 20,520,000

 Deutsche Bank Securities, Inc., 0.2%, dated 7/29/11, repurchase price of

 $20,520,000 plus accrued interest on 8/1/11 collateralized by the following:

 $14,540,405 U.S. Treasury Bonds, 6.5%, 11/15/26

 $6,390,000 U.S. Treasury Notes, 0.75%, 12/15/13

 20,520,000

 20,520,000

 JPMorgan Securities, Inc., 0.19%, dated 7/29/11, repurchase price of

 $20,520,000 plus accrued interest on 8/1/11 collateralized by $20,930,675

 Federal National Mortgage Association, 4.5-6.5%, 6/1/37-5/1/41

 20,520,000

 20,520,000

 RBC Capital Markets Corp., 0.20%, dated 7/29/11, repurchase price of $24,615,000 plus accrued interest on 8/1/11 collateralized by

 $20,930,444 U.S. Treasury Strip, 2.0%, 1/15/16

 20,520,000

 20,520,000

 SG Americas Securities LLC, 0.07%, dated 7/29/11, repurchase price of $20,520,000 plus accrued interest on 8/1/11 collateralized by the following:

 $13,826,407 Federal National Mortgage Association, 4.5-5.0%, 5/1/39-2/1/41

 $5,204,061 Federal Home Loan Mortgage Corp., 3.799-5.619%, 1/1/38-7/1/41

 $1,899,932 Freddie Mac Giant, 5.5%, 8/1/40

 20,520,000

 20,520,000

 TD Securities, Inc., 0.13%, dated 7/29/11, repurchase price of $20,520,000 plus accrued interest on 8/1/11 collateralized by

 $20,930,929 U.S. Treasury Strip, 1.625%, 1/15/18

 20,520,000

 Total Repurchase Agreements

 $

 143,640,000

 Securities Lending Collateral  - 5.3% (c)

 Certificates of Deposit:

 4,466,982

 Bank of America NA, 0.19%, 9/2/11

 4,466,982

 4,466,982

 Bank of Montreal Chicago, 0.18%, 10/20/11

 4,466,982

 3,573,585

 Bank of Nova Scotia, 0.30%, 6/11/12

 3,573,585

 893,396

 Bank of Nova Scotia, 0.25%, 9/29/11

 893,396

 2,077,146

 BBVA Group NY, 0.47%, 8/10/11

 2,077,146

 625,377

 BNP Paribas Bank NY, 0.27%, 8/5/11

 625,377

 4,466,982

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 4,466,982

 3,573,585

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 3,573,585

 2,233,452

 National Australia Bank NY, 0.29%, 10/19/11

 2,233,452

 4,914,389

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 4,914,389

 2,680,260

 Royal Bank of Canada, 0.26%, 8/5/11

 2,680,260

 2,680,189

 Royal Bank of Canada NY, 0.32%, 12/2/11

 2,680,189

 4,466,982

 Westpac Banking Corp., NY, 0.32%, 12/6/11

 4,466,982

 $

 41,119,307

 Commercial Paper:

 1,786,793

 American Honda Finance, 0.34%, 1/11/12

 $

 1,786,793

 2,679,765

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 2,679,765

 1,635,055

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 1,635,055

 2,432,211

 CATFIN, 0.87%, 8/4/11

 2,432,211

 2,233,442

 CBAPP, 0.20%, 8/3/11

 2,233,442

 1,788,075

 General Electric Capital Corp.,, 0.37%, 4/10/12

 1,788,075

 491,669

 General Electric Capital Corp.,, 0.44%, 11/21/11

 491,669

 4,064,765

 HSBC, 0.17%, 8/9/11

 4,064,765

 1,697,208

 JDCCPP, 0.10%, 9/20/11

 1,697,208

 4,020,284

 JPMorgan Chase & Co., 0.30%, 7/17/12

 4,020,284

 2,232,725

 NABPP, 0.19%, 10/3/11

 2,232,725

 4,017,249

 NESCAP, 0.25%, 12/20/11

 4,017,249

 3,569,055

 NORDNA, 0.28%, 1/9/12

 3,569,055

 2,863,055

 OLDLLC, 0.17%, 10/5/11

 2,863,055

 1,339,658

 OLDLLC, 0.17%, 10/711

 1,339,658

 2,233,491

 Royal Bank of Canada NY, 0.30%, 6/29/12

 2,233,491

 2,232,181

 SANCPU, 0.73%, 9/1/11

 2,232,181

 2,679,151

 Sanofi Aventis, 0.68%, 10/20/11

 2,679,151

 3,125,741

 SEB, 0.30%, 9/12/11

 3,125,741

 4,020,163

 SEB, 0.12%, 8/8/11

 4,020,163

 1,786,432

 SOCNAM, 0.22%, 9/1/11

 1,786,432

 4,466,982

 Svenska Handelsbanken, 0.29%, 6/29/12

 4,466,982

 2,394,716

 TBLLC, 0.17%, 10/12/11

 2,394,716

 1,788,784

 TBLLC, 0.18%, 10/12/11

 1,788,784

 4,466,982

 Toyota Motor Credit Corp.,, 0.33%, 9/8/11

 4,466,982

 518,150

 Floating Rate Note,, 0.15%, 8/8/11

 518,150

 1,250,703

 Floating Rate Note,, 0.15%, 8/9/11

 1,250,703

 2,233,444

 Floating Rate Note,, 0.15%, 8/4/11

 2,233,444

 1,787,104

 Wachovia, 0.30%, 10/15/11

 1,787,104

 1,341,004

 Wachovia, 0.29%, 3/1/12

 1,341,004

 893,819

 Wells Fargo & Co., 0.25%, 1/24/12

 893,819

 $

 74,069,856

 Tri-party Repurchase Agreements:

 3,662,924

 Barclays Capital Plc, 0.19%, 8/1/11

 $

 3,662,924

 4,375,854

 Deutsche Bank AG, 0.18%, 8/1/11

 4,375,854

 10,536,894

 RBS Securities, Inc., 0.18%, 8/1/11

 10,536,894

 $

 18,575,672

 Shares

 Money Market Mutual Funds:

 6,700,473

 Dreyfus Preferred Money Market Fund

 $

 6,700,473

 6,700,473

 Fidelity Prime Money Market Fund

 6,700,473

 $

 13,400,946

 Total Securities Lending Collateral

 $

 147,165,781

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $290,805,781)

 $

 290,805,781

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $2,931,342,528) (a)

 $

 2,953,159,291

 OTHER ASSETS AND LIABILITIES

 $

 (173,205,407)

 TOTAL NET ASSETS

 $

 2,779,953,884

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's

 NR

 Not rated by either S&P or Moody's.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2011, the value of these securities amounted to $519,507,869 or 18.7% of total net assets.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $2,931,342,528, was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $       109,260,832

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

            (87,444,069)

 Net unrealized gain

  $         21,816,763

 (b)

 At July 31, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Description

 Value

 1,800,000

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20

 $

               1,997,674

 2,300,000

 Affinity Group, Inc., 11.5%, 12/1/16

               2,428,864

 14,562,000

 Burger King Capital, 0.0%, 4/15/19

               8,700,795

 5,337,000

 Burger King Corp., 9.875%, 10/15/18

               5,982,926

 3,039,200

 BWAY Holding Co., 10.0%, 6/15/18

               3,365,069

 5,000,000

 CEDC Finance Corp Intl, Inc., 9.125%, 12/1/16 (144A)

               4,448,505

 3,000,000

 Cemex SAB de CV, 9.0%, 1/11/18

               2,833,500

 1,494,000

 Chesapeake Energy, 2.5%, 5/15/37

               1,654,813

 2,149,000

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

               2,110,198

 4,046,250

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

               4,025,598

 2,783,000

 Cincinnati Bell, Inc., 8.75%, 3/15/18

               2,755,362

 2,821,000

 Cricket Communications, Inc., 7.75%, 10/15/20

               2,863,002

 1,632,000

 Digicel Group, Ltd., 10.5%, 4/15/18

               1,873,263

 500,000

 Dubai Electricity & Water Authority, 7.375%, 10/21/20

                  532,538

 1,800,000

 DynCorp International, Inc., 10.375%, 7/1/17

               1,823,524

 337,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21

                  368,430

 9,985,000

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

             10,113,697

 2,854,000

 First Data Corp., 8.25%, 1/15/21

               2,806,076

 1,400,000

 Gol Finance, 9.25%, 7/20/20 (144A)

               1,501,238

 700,000

 Goodyear Tire & Rubber Co., 8.25%, 8/15/20

                  794,558

 15,450,000

 Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)

             14,972,765

 7,507,000

 Horizon Lines, 4.25%, 8/15/12

               5,784,977

 730,000

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

                  760,092

 500,000

 IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A)

                  516,729

 5,162,000

 Lonking Holdings Ltd., 8.5%, 6/3/16

               5,258,142

 3,023,000

 Mirabela Nickel, Ltd., 8.75%, 4/15/18

               3,122,822

 5,200,000

 Mueller Water Products, 7.375%, 6/1/17

               5,027,786

 1,000,000

 NCO Group, Inc., 11.875%, 11/15/14

                  979,410

           767,117

 NCO Group, Inc., Floating Rate Note, 11/15/13

                  727,463

 2,252,000

 Paetec Holding Corp., 9.5%, 7/15/15

               2,356,029

 10,740,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18

               9,661,973

 1,116,500

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20

               1,214,736

 420,000

 Polymer Group, Inc., 7.75%, 2/1/19

                  451,590

 100,000

 Sonic Automotive, Inc., 9.0%, 3/15/18

                  108,850

 11,750,000

 Suntech Power, 3.0%, 3/15/13

               9,766,212

 960,000

 Texas Competitive Electric Holdings Co., LLC, 15.0%, 4/1/21

                  712,000

 2,525,345

 Texas Competitive Electric Holdings Co., LLC, 11.5%, 10/1/20

               2,637,000

 8,671,000

 Tower Automotive Holdings USA, 10.625%, 9/1/17

               9,700,083

 604,000

 CIA Transporte Energia, 8.875%, 12/15/16 (144A)

                  604,512

 1,375,000

 Vanguard Health Holding Co., II LLC, 7.75%, 2/1/19

               1,466,743

 2,200,000

 Windstream Corp., 7.75%, 10/1/21

               2,389,308

 139,000

 Yankee Acquisition Corp., 9.75%, 2/15/17

                  153,861

 Shares

 55,000

 Ainsworth Lumber Co., Ltd. *

                  127,248

 Total

 $

 141,479,961

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
96,834,664

-

$
96,834,664

 Collateralized Mortgage Obligations

-

45,990,031

-

45,990,031

 Corporate Bonds

-

1,936,557,076

-

1,936,557,076

 Convertible Corporate Bonds

-

163,254,918

-

163,254,918

 Municipal Bonds

-

79,100,785

460,680

79,561,465

 Foreign Government Bonds

-

50,911,744

-

50,911,744

 Senior Floating Rate Loan Interests

-

252,034,431

-

252,034,431

 Common Stocks

17,592,007

263,418

5,893,556

23,748,981

 Convertible Preferred Stocks

7,646,057

3,466,975

-

11,113,032

 Warrants

516,964

-

-

516,964

 US Government Agency Obligation

-

1,830,204

-

1,830,204

 Temporary Cash Investments

-

277,404,835

-

277,404,835

 Mutual funds

13,400,946

-

-

13,400,946

 Total

$
39,155,974

$
2,907,649,081

6,354,236

$
2,953,159,291

 Other Financial Instruments*

$
-

$
171,706

$
-

$
171,706

 *Other financial instruments include foreign exchange contracts.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Senior Floating Rate Loan Interests

 Common Stocks

 Municipal Bonds

 Corporate Bonds

 Total

 Balance as of 10/31/10

$
7,564,567

$
1,328,534

$
460,680

$
8,552,195

$
17,905,976

 Realized gain (loss)

-

-

-

-

-

 Change in unrealized appreciation (depreciation)1

-

-

-

-

-

 Net purchases (sales)

-

-

-

-

-

 Transfers in and out of Level 3

(7,564,567
)

4,565,022

-

(8,552,195
)

(11,551,740
)

 Balance as of 7/30/11

$
-

$
5,893,556

460,680

$
-

6,354,236

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Pioneer Global Aggregate Bond Fund

 Schedule of Investments  07/31/2011

 Principal

 Floating

 S&P/Moody's

 Value

 Amount ($)

 Rate (d)

 Ratings

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Energy - 0.1%

 Coal & Consumable Fuels - 0.1%

 20,000

 BB- / NR

 Massey Energy Co., 3.25%, 8/1/15

 $

 20,875

 Total Energy

 $

 20,875

 Semiconductors - 0.2%

 Semiconductors - 0.2%

 35,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 35,963

 Total Semiconductors

 $

 35,963

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $49,568)

 $

 56,838

 PREFERRED STOCKS - 0.4%

 Banks - 0.3%

 Diversified Banks - 0.3%

 50

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 53,085

 Total Banks

 $

 53,085

 Diversified Financials - 0.1%

 Diversified Finance Services - 0.1%

 1,000

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 27,070

 Total Diversified Financials

 $

 27,070

 TOTAL PREFERRED STOCKS

 (Cost  $78,884)

 $

 80,155

 ASSET BACKED SECURITIES - 5.4%

 Materials - 1.4%

 Diversified Metals & Mining - 0.2%

 31,095

 NR / A1

 Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28

 $

 32,755

 Paper Products - 0.3%

 50,000

 AAA / Aaa

 Chester Asset Receivables Dealings, 0.99338%, 4/15/16

 $

 80,082

 Precious Metals & Minerals - 0.1%

 19,851

 0.65

 AA / Aa2

 Origen Manufactured Housing, Floating Rate Note,  1/15/35

 $

 21,418

 Steel - 0.7%

 25,000

 0.74

 AA+ / A3

 Countrywide Asset Backed Certificates, Floating Rate Note,  11/25/35

 $

 22,934

 22,516

 0.59

 AAA / Baa2

 Countrywide Asset Backed Certificates, Floating Rate Note, 1/25/36

 21,072

 31,210

 0.72

 AAA / B2

 Countrywide Asset-Backed Certificates, Floating Rate Note,  12/25/35

 29,257

 50,000

 AAA / Aa2

 First NLC Trust, 0.74719%, 9/25/35

 46,785

 29,729

 0.69

 AA+ / Aa3

 Nomura Home Equity Loan, Inc., Floating Rate Note,  5/25/35

 28,501

 $

 148,549

 Total Materials

 $

 282,804

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.7%

 150,000

 AAA / NR

 Ford Auto Securitization, 2.431%, 11/17/14

 $

 157,255

 Automobile Manufacturers - 0.1%

 20,000

 NR / Aa1

 Santander Drive Auto Receivables Trust, 2.44%, 1/15/16

 $

 20,038

 Total Automobiles & Components

 $

 177,293

 Retailing - 0.5%

 Automotive Retail - 0.5%

 60,389

 AAA / Aaa

 E-CARAT, 2.539%, 10/18/18

 $

 86,720

 18,141

 AAA / NR

 Volkswagen Car Lease, 2.343%, 8/21/15

 26,132

 $

 112,852

 Total Retailing

 $

 112,852

 Banks - 0.7%

 Diversified Banks - 0.1%

 17,826

 0.57

 AAA / Aa1

 Wells Fargo Home Equity, Floating Rate Note,  4/25/37

 $

 17,261

 Thrifts & Mortgage Finance - 0.6%

 5,755

 BBB / Baa3

 Citigroup Mortgage Loan, 0.34606%, 1/25/37

 $

 5,601

 43,642

 BBB / Baa3

 Countrywide Home Equity Loan Trust, 0.5371%, 11/15/28

 41,395

 6,351

 5.56

 AAA / A2

 CRMSI 2006-2 A3, Floating Rate Note,  9/25/36

 6,362

 7,916

 0.65

 A / A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 7,541

 7,752

 0.60

 AAA / Aa1

 GSAMP Trust, Floating Rate Note, 9/25/35

 7,495

 4,283

 0.28

 B / Ba3

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 4,075

 242

 0.27

 A- / Caa2

 Morgan Stanley Ixis Real Estate, Floating Rate Note, 11/25/36

 79

 39,490

 0.45

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 37,143

 20,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note,  8/25/35

 19,116

 $

 128,807

 Total Banks

 $

 146,068

 Diversified Financials - 1.2%

 Diversified Finance Services - 1.1%

 95,381

 AA- / Aaa

 Cars Alliance Funding, 1.365%, 10/25/20

 $

 136,725

 10,151

 AA / NR

 DT Auto Owner Trust, 5.92%, 10/15/15

 10,457

 19,966

 NR / Aaa

 Edelweiss Auto Funding Ltd., 1.317%, 1/11/14

 28,454

 50,000

 0.71

 AA- / A3

 Long Beach Mortgage Loan Trust , Floating Rate Note,   4/25/35

 43,885

 $

 219,521

 Specialized Finance - 0.2%

 31,559

 5.32

 NR / Baa1

 Irwin Home Equity Corp., Floating Rate Note,  6/25/35

 $

 30,286

 9,559

 0.57

 AAA / Aaa

 New Century Home Equity Loan, Floating Rate Note, 3/25/35

 8,283

 $

 38,569

 Total Diversified Financials

 $

 258,090

 Real Estate - 0.4%

 Mortgage Real Estate Investment Trusts - 0.4%

 25,000

 A+ / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 $

 24,968

 25,000

 NR / A3

 FREMF Mortgage Trust, 4.77055%, 4/25/44

 24,053

 35,000

 NR / NR

 FREMF Mortgage Trust, 5.163344%, 9/25/45

 34,277

 $

 83,298

 Total Real Estate

 $

 83,298

 Government - 0.3%

 Government - 0.3%

 50,000

 AAA / Aaa

 FHR 3211 PB, 5.5%, 2/15/33

 $

 53,220

 Total Government

 $

 53,220

 TOTAL ASSET BACKED SECURITIES

 (Cost  $1,276,567)

 $

 1,113,625

 COLLATERALIZED MORTGAGE OBLIGATIONS - 14.8%

 Materials - 0.3%

 Forest Products - 0.3%

 50,000

 0.00

 AAA / Aa1

 TSTAR 2006-1A A, 5.668%, 10/15/36

 $

 54,956

 Total Materials

 $

 54,956

 Banks - 10.2%

 Thrifts & Mortgage Finance - 10.2%

 27,427

 NR / Ba2

 Banc of America Alternative Loan, 5.0%, 7/25/19

 $

 27,729

 21,589

 NR / Baa3

 Banc of America Alternative Loan, 6.0%, 3/25/34

 22,131

 28,920

 0.66

 NR / A1

 Banc of America Alternative Loan, Floating Rate Note,  12/25/33

 27,405

 35,268

 AAA / Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 36,890

 17,460

 NR / Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 17,975

 47,905

 B- / NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 49,301

 180,507

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 14,621

 112,477

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 9,898

 100,000

 AAA / Aaa

 Beluga Master Issuer BV, 1.181%, 4/28/99

 142,042

 22,479

 AAA / Aaa

 Citigroup Commercial Mortgage, 4.639%, 5/15/43

 22,542

 37,496

 NR / Baa1

 Citigroup Mortgage Loan, 6.75%, 8/25/34

 39,847

 10,080

 AAA / Ba1

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 9,796

 13,170

 AAA / B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 13,341

 22,551

 AAA / NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 20,999

 16,912

 AAA / Ba2

 Countrywide Alternative Loan Trust, 5.5%, 4/25/34

 17,277

 23,882

 0.67

 AAA / NR

 Countrywide Alternative Loan Trust, Floating Rate Note,  8/25/18

 22,721

 105,000

 AAA / Baa2

 Countrywide Alternative Loan Trust, 5.0%, 7/25/19

 105,000

 32,136

 AAA / Baa3

 Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33

 29,543

 100,000

 NR / Aaa

 Darrowby Plc, 2.3373%, 12/20/43

 164,285

 1,400,000

 BBB / Baa2

 Extended Stay America Trust, 1.165%, 1/5/16

 22,957

 19,463

 CCC / NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 19,374

 15,817

 AAA / Aaa

 GS Mortgage Securities Corp. II, 7.12%, 11/18/29

 16,522

 100,000

 BBB+ / NR

 JP Morgan Chase Commercial Mortgage Trust, 4.65%, 7/15/28

 100,000

 64,708

 AAA / Baa2

 JP Morgan Mortgage Trust, 4.479228%, 2/25/35

 64,663

 15,000

 AAA / Aaa

 JPMCC 2002-C3 B, 5.146%, 7/12/35

 15,434

 21,651

 4.91

 AAA / A2

 JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34

 22,016

 24,471

 AAA / Ba2

 JPMMT 2004-S1 2A1, 6.0%, 9/25/34

 24,962

 34,000

 5.62

 BBB+ / NR

 LB-UBS Commercial Mortgage, 5.616%, 10/15/35

 33,237

 20,878

 AAA / A3

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 20,554

 25,644

 AAA / NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 26,400

 19,597

 AAA / NR

 MASTR Alternative Loans Trust, 4.5%, 1/25/15

 19,584

 13,553

 AA / NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 13,897

 32,324

 AAA / AAA

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 32,640

 14,635

 6.75

 A- / NR

 Mastr Seasoned Securities Trust, Floating Rate Note,  9/25/32

 15,362

 6,820

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 6,867

 28,871

 AAA / Baa2

 MLCC Mortgage Investors, Inc., 0.48344%, 3/25/30

 24,906

 16,541

 0.45

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note,  4/25/29

 14,889

 100,000

 NR / NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36

 97,250

 134,273

 AAA / NR

 Paragon Secured Finance PLC, 1.1375%, 11/15/35

 201,252

 9,404

 BB / B2

 RAAC Series, 6.0%, 1/25/32

 9,507

 25,104

 AAA / NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 24,087

 41,605

 AA+ / NR

 Residential Asset Securitization Trust, 5.75%, 12/25/34

 42,549

 26,205

 A+ / NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 26,442

 26,374

 0.43

 AAA / Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 21,193

 68,536

 AAA / A3

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 61,595

 37,793

 4.96

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/15/35

 37,752

 5,786,358

 0.14

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45

 6,859

 4,249

 BB / NR

 WaMu Mortgage Pass Through Certificates, 4.82069%, 9/25/35

 4,119

 29,685

 AA / NR

 WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35

 27,962

 17,493

 0.45

 AAA / Caa1

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 4/25/45

 14,457

 95,731

 NR / Aaa

 Wells Fargo Commercial Mortgage, 3.349%, 10/15/57

 97,638

 20,016

 BB- / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 19,978

 10,976

 5.62

 B- / NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note,  4/25/36

 10,837

 30,730

 AAA / A1

 Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36

 31,030

 21,205

 AAA / Ba2

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18

 21,886

 58,403

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 57,241

 $

 2,101,241

 Total Banks

 $

 2,101,241

 Diversified Financials - 3.5%

 Consumer Finance - 0.1%

 25,304

 AAA / A2

 GMAC Mortgage Corp., Loan Trust, 4.7456%, 12/19/33

 $

 25,027

 Diversified Finance Services - 2.6%

 21,359

 A+ / NR

 Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34

 $

 22,302

 33,359

 AAA / NR

 Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35

 34,122

 18,242

 2.74

 AAA / Aaa

 Banc of America Mortgage Securities, Inc., Floating Rate Note,  6/25/34

 17,397

 11,782

 5.11

 AA- / NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note,  9/25/35

 11,276

 380

 AAA / NR

 Banc of America Mortgage Securities, Inc., 5.0%, 8/25/33

 380

 6,457

 NR / Baa3

 Citicorp Mortgage Securities Inc., 5.5%, 3/25/35

 6,492

 8,867

 NR / B1

 CMSI 2006-1 3A1, 5.0%, 2/25/36

 8,847

 49,795

 AA+ / Aaa

 Epic PLC, 1.015%, 10/28/16

 79,035

 4,363

 NR / Aaa

 Holland Euro-Denominated Mortgage, 1.096%, 8/18/39

 6,264

 18,973

 5.50

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note,  12/25/34

 19,196

 54,690

 NR / Ba1

 Residential Accredit Loans, Inc., 5.0%, 5/25/19

 54,731

 28,104

 AAA / NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 28,519

 25,194

 0.77

 AAA / Ba1

 Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34

 24,017

 59,877

 0.77

 AAA / Baa3

 Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34

 60,455

 31,309

 NR / Ba3

 Residential Accredit Loans, Inc., 5.0%, 8/25/18

 31,586

 44,695

 4.25

 AAA / Baa1

 Residential Accredit Loans, Inc., Floating Rate Note,  10/25/17

 42,160

 70,649

 A+ / NR

 Talisman Finance PLC, 2.177%, 1/21/14

 100,940

 $

 547,719

 Specialized Finance - 0.8%

 15,725

 AAA / NR

 CW Capital Cobalt Ltd., 5.174%,  8/15/48

 $

 15,791

 100,000

 AAA / Aaa

 Permanent Master Issuer PLC, 2.577%, 7/15/42

 142,313

 $

 158,104

 Total Diversified Financials

 $

 730,850

 Real Estate - 0.3%

 Mortgage Real Estate Investment Trusts - 0.3%

 19,010

 1.57

 AA+ / Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note,  12/25/33

 $

 18,248

 50,000

 6.45

 BB / A3

 Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34

 49,892

 $

 68,140

 Total Real Estate

 $

 68,140

 Government - 0.5%

 Government - 0.5%

 106,605

 AAA / NR

 GSR Mortgage Loan Trust, 2.5125%, 8/25/33

 $

 99,480

 Total Government

 $

 99,480

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,515,825)

 $

 3,054,667

 CORPORATE BONDS - 24.4%

 Energy - 2.2%

 Oil & Gas Drilling - 0.1%

 25,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 $

 30,082

 Oil & Gas Equipment And Services - 0.1%

 25,000

 BBB / Baa2

 Weatherford International Ltd., 9.625%, 3/1/19

 $

 33,467

 Oil & Gas Exploration & Production - 0.2%

 10,000

 BBB / Baa1

 Canadian Natural Resources, 5.9%, 2/1/18

 $

 11,730

 23,000

 BBB / Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 26,642

 $

 38,372

 Oil & Gas Refining & Marketing - 0.7%

 40,000

 A / A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 46,113

 25,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 28,881

 35,000

 BBB / Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 35,949

 21,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 27,533

 $

 138,476

 Oil & Gas Storage & Transportation - 1.1%

 25,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 28,626

 25,000

 BBB / Baa2

 DCP Midstream, 9.75%, 3/15/19

 33,281

 40,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 40,200

 10,000

 BBB / Baa2

 Kinder Morgan Energy, 5.95%, 2/15/18

 11,430

 25,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 28,687

 10,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 11,620

 30,000

 BBB- / Ba1

 Rockies Express Pipeline, LLC, 5.625%, 4/15/20

 31,406

 10,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 11,554

 20,000

 BB+ / Baa3

 Williams Cos Inc/The, 7.75%, 6/15/31

 24,116

 $

 220,920

 Total Energy

 $

 461,317

 Materials - 1.2%

 Aluminum - 0.1%

 25,000

 BBB- / Baa3

 Alcoa Inc., 6.15%, 8/15/20

 $

 27,291

 Commodity Chemicals - 0.1%

 20,000

 BB- / Ba2

 Nova Chemicals Corp., 8.375%, 11/1/16

 $

 22,200

 Construction Materials - 0.2%

 30,000

 BBB / Baa2

 Holcim Ltd., 6.0%, 12/30/19 (144A)

 $

 32,893

 Diversified Metals & Mining - 0.2%

 35,000

 BBB- / Baa3

 AngloGold Ashanti Holdings, 5.375%, 4/15/20

 $

 35,268

 Fertilizers & Agricultural Chemicals - 0.1%

 25,000

 BB+ / Ba1

 CF Industries Holdings, Inc., 6.875%, 5/1/18

 $

 28,531

 Paper Products - 0.1%

 15,000

 BBB / Ba1

 Georgia-Pacific LLC, 5.4%, 11/01/20

 $

 15,868

 Specialty Chemicals - 0.1%

 25,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 31,668

 Steel - 0.3%

 30,000

 BBB- / Baa3

 ArcelorMittal, 6.125%, 6/1/18

 $

 33,016

 25,000

 BBB- / Baa3

 Commercial Metals Co., 7.35%, 8/15/18

 26,983

 $

 59,999

 Total Materials

 $

 253,718

 Capital Goods - 1.3%

 Aerospace & Defense - 0.1%

 30,000

 BB / Ba3

 Esterline Technologies, 6.625%, 3/1/17

 $

 31,238

 Building Products - 0.3%

 55,000

 BBB / Ba2

 MASCO Corp., 7.125%, 3/15/20

 $

 56,640

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 10,000

 BBB+ / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 $

 11,057

 Electrical Component & Equipment - 0.1%

 25,000

 B+ / Ba2

 Belden CDT Inc., 7.0%, 3/15/17

 $

 25,625

 Industrial Conglomerates - 0.1%

 10,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 $

 12,977

 Industrial Machinery - 0.2%

 15,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holding 9.5%, 4/15/14

 $

 18,038

 20,000

 BBB- / Baa3

 Valmont Industries, Inc., 6.25%, 4/20/20

 22,813

 $

 40,851

 Trading Companies & Distributors - 0.5%

 55,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 $

 55,264

 40,000

 BBB / Baa1

 GATX Financial Corp., 6.0%, 2/15/18

 44,252

 $

 99,516

 Total Capital Goods

 $

 277,904

 Commercial Services & Supplies - 0.1%

 Office Services & Supplies - 0.1%

 25,000

 BBB+ / A2

 Pitney Bowes Inc., 5.6%, 3/15/18

 $

 27,452

 Total Commercial Services & Supplies

 $

 27,452

 Transportation - 0.2%

 Airlines - 0.1%

 14,785

 A- / Baa2

 Delta Air Lines Inc., 4.95%, 11/23/19

 $

 14,785

 Railroads - 0.1%

 25,000

 BBB+ / A3

 Burlington Sante Fe Corp., 5.75%, 3/15/18

 $

 28,881

 Total Transportation

 $

 43,666

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.5%

 100,000

 A- / A2

 BMW Australia Finance Ltd., 6.5%, 2/28/14

 $

 112,043

 10,000

 BBB+ / Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 10,659

 $

 122,702

 Total Automobiles & Components

 $

 122,702

 Consumer Durables & Apparel - 0.1%

 Household Appliances - 0.1%

 25,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 26,472

 Total Consumer Durables & Apparel

 $

 26,472

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 25,000

 BBB / Baa2

 International Game Technology, 7.5%, 6/15/19

 $

 29,176

 Education Services - 0.6%

 30,000

 AAA / Aaa

 Leland Stanford Junior University, 4.75%, 5/1/19

 $

 33,427

 25,000

 AAA / NR

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 26,808

 50,000

 AAA / Aaa

 Yale University, 2.9%, 10/15/14

 52,887

 $

 113,122

 Total Consumer Services

 $

 142,298

 Media - 0.2%

 Cable & Satellite - 0.2%

 25,000

 BBB+ / Baa1

 British Sky Broadcasting, 6.1%, 2/15/18 (144A)

 $

 28,449

 10,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 12,816

 5,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.75, 2/14/19

 6,549

 $

 47,814

 Total Media

 $

 47,814

 Retailing - 0.2%

 Internet Retail - 0.2%

 50,000

 BBB- / Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 49,988

 Total Retailing

 $

 49,988

 Food & Drug Retailing - 0.1%

 Drug Retail - 0.1%

 14,828

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 $

 15,525

 Total Food & Drug Retailing

 $

 15,525

 Food Beverage & Tobacco - 0.8%

 Agricultural Products - 0.3%

 50,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/1/20

 $

 52,840

 Brewers - 0.1%

 20,000

 A- / Baa1

 Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19

 $

 26,062

 Packaged Foods & Meats - 0.3%

 45,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 $

 52,622

 Tobacco - 0.1%

 25,000

 BBB / WR

 UST Inc., 5.75%, 3/1/18

 $

 27,443

 Total Food Beverage & Tobacco

 $

 158,967

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 10,000

 BB / Ba3

 HCA, Inc., 8.5%, 4/15/19

 $

 11,025

 Total Health Care Equipment & Services

 $

 11,025

 Pharmaceuticals & Biotechnology - 0.1%

 Biotechnology - 0.1%

 25,000

 BBB+ / Baa3

 Biogen Idec, Inc., 6.0%, 3/1/13

 $

 26,705

 Total Pharmaceuticals & Biotechnology

 $

 26,705

 Banks - 5.9%

 Diversified Banks - 4.1%

 250,000

 AAA / Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 46,583

 50,000

 AAA / NR

 AXA Bank Europe SCF, 3.5%, 11/5/20

 69,854

 80,000

 5.18

 AA- / Aa3

 BNP Paribas, Floating Rate Note, 10/17/16

 113,249

 100,000

 AAA / Aaa

 Cooperative Centrale Raiffeisen, 6.0%, 10/29/15

 111,342

 50,000

 AAA / Aaa

 Inter-American Development Bank, 6.5%, 8/20/19

 58,101

 285,000

 AAA / Aaa

 Intl Bk Recon & Development, 5.75%, 10/21/19

 316,798

 40,000

 AAA / Aaa

 Rabobank Nederland NV, 0.0%, 3/3/15

 17,394

 80,000

 3.63

 A- / A2

 Standard Chartered, Floating Rate Note, 2/3/17

 114,360

 $

 847,681

 Regional Banks - 1.0%

 40,000

 BB / Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 41,875

 25,000

 A+ / Aa3

 Mello, 5.5%, 11/15/18

 28,252

 65,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 69,044

 50,000

 BBB / Baa3

 PNC Financial Services Group, Inc., 6.75%, 12/31/99

 49,892

 20,000

 AA- / Aa3

 Wachovia Bank NA, 6.0%, 11/15/17

 22,667

 $

 211,730

 Thrifts & Mortgage Finance - 0.8%

 100,000

 AAA / Aaa

 Cie de Financement Foncier, 4.625%, 12/28/12

 $

 171,802

 Total Banks

 $

 1,231,213

 Diversified Financials - 3.4%

 Asset Management & Custody Banks - 0.1%

 25,000

 A- / A3

 Eaton Vance Corp., 6.5%, 10/2/17

 $

 29,446

 Consumer Finance - 0.5%

 35,000

 A+ / A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 $

 38,931

 25,000

 A / A2

 Caterpillar Finance Corp., 7.05%, 10/1/18

 31,164

 30,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 28,088

 $

 98,183

 Diversified Finance Services - 1.0%

 20,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 21,072

 65,000

 AAA / Aaa

 European Investment Bank, 0.0%, 3/2/15

 28,539

 15,000

 AA+ / Aa2

 General Electric Cap Corp., 4.0%, 2/15/12

 15,242

 25,000

 A+ / Aa3

 JP Morgan Chase & Co., 6.0%, 1/15/18

 28,344

 100,000

 BBB+ / Baa1

 JP Morgan Chase & Co., 7.9%, 4/29/49

 107,190

 $

 200,387

 Investment Banking & Brokerage - 1.5%

 110,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 $

 86,900

 35,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 35,656

 25,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 27,450

 10,000

 A- / A2

 Macquarie Group Ltd., 6.0%, 1/14/20

 10,110

 50,000

 A / A2

 Merrill Lynch & Co., 5.45%, 2/5/13

 52,621

 10,000

 A / A2

 Morgan Stanley Co., 5.5%, 1/26/20

 10,368

 45,000

 A / A2

 Morgan Stanley Dean Witter, 6.625%, 4/1/18

 50,084

 25,000

 BBB / Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 26,216

 25,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 25,506

 $

 324,911

 Specialized Finance - 0.3%

 41,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 $

 45,739

 10,000

 A+ / A1

 National Rural Utilities Corp., 5.45%, 2/1/18

 11,434

 $

 57,173

 Total Diversified Financials

 $

 710,100

 Insurance - 2.3%

 Life & Health Insurance - 1.0%

 35,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 39,808

 25,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 23,750

 15,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 19,467

 35,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 49,700

 45,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 52,271

 25,000

 A / Baa2

 Prudential Financial, 5.15%, 1/15/13

 26,340

 $

 211,336

 Multi-Line Insurance - 0.4%

 40,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 37,550

 45,000

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 43,793

 $

 81,343

 Property & Casualty Insurance - 0.5%

 50,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 $

 54,958

 25,000

 BB- / Ba1

 The Hanover Insurance Group, Inc., 8.207%, 2/3/27

 22,438

 20,000

 BB / Ba2

 White Mountains Re Group Ltd., 7.506%, 5/29/49

 19,151

 $

 96,547

 Reinsurance - 0.4%

 40,000

 BBB+ / BBB+

 Platinum Underwriters HD, 7.50%, 6/1/17

 $

 43,797

 35,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 33,998

 $

 77,795

 Total Insurance

 $

 467,021

 Real Estate - 1.6%

 Diversified Real Estate Activities - 0.2%

 35,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 $

 41,363

 Diversified Real Estate Investment Trusts - 0.4%

 40,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 45,192

 20,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 21,111

 10,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 10,762

 $

 77,065

 Office Real Estate Investment Trusts - 0.1%

 25,000

 BBB / Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 $

 26,901

 Retail Real Estate Investment Trusts - 0.2%

 35,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 40,405

 Specialized Real Estate Investment Trusts - 0.7%

 10,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.2%, 6/1/16

 $

 11,323

 25,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 28,379

 25,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 28,353

 45,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 49,161

 35,000

 BBB- / Baa2

 Ventas Realty LP, 6.5%,  6/1/16

 36,324

 $

 153,540

 Total Real Estate

 $

 339,274

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 45,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 47,610

 Total Software & Services

 $

 47,610

 Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 25,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 28,764

 Total Semiconductors

 $

 28,764

 Telecommunication Services - 1.5%

 Alternative Carriers - 0.1%

 10,000

 CCC+ / Caa1

 PAETEC Holding Corp., 9.5%, 7/15/15

 $

 10,425

 Integrated Telecommunication Services - 0.8%

 40,000

 BBB+ / Baa1

 Deutsche Telekom AG, 3.75%, 4/22/14

 $

 54,506

 20,000

 BB / Baa3

 Embarq Corp., 7.082%, 6/1/16

 22,880

 20,000

 A / A2

 Qtel International FIN, Ltd., 6.5%, 6/10/14

 22,200

 50,000

 A- / Baa1

 Telefonica Emisiones SA, 5.496%, 4/1/16

 75,036

 $

 174,622

 Wireless Telecommunication Services - 0.6%

 35,000

 B+ / Ba2

 Cricket Communications, Inc., 7.75%, 5/15/16

 $

 37,319

 30,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 30,958

 45,000

 NR / A2

 GTP Acquisition Partners LLC, 4.347%, 6/15/16

 46,994

 $

 115,271

 Total Telecommunication Services

 $

 300,318

 Utilities - 0.9%

 Electric Utilities - 0.6%

 10,000

 BBB+ / A3

 CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14

 $

 11,459

 10,000

 A- / Baa1

 Commonwealth Edison Co., 6.15%, 9/15/17

 11,786

 25,000

 BBB / Baa3

 Commonwealth Edison Co., 6.95%, 7/15/18

 29,101

 10,000

 BB+ / Ba1

 PPL Capital Funding, Inc., 6.7%, 3/30/67

 9,855

 35,000

 BB+ / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 40,324

 10,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 11,642

 $

 114,167

 Independent Power Producer & Energy Traders - 0.2%

 38,840

 BBB- / Baa3

 Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)

 $

 41,361

 Multi-Utilities - 0.1%

 25,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 28,086

 Total Utilities

 $

 183,614

 TOTAL CORPORATE BONDS

 (Cost  $4,722,597)

 $

 4,973,467

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.1%

 145,629

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5% 8/1/37

 162,165

 89,807

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 100,807

 135,312

 NR / NR

 Federal National Mortgage Association, 6.0%, 3/25/35

 146,687

 210,648

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/38

 236,187

 50,000

 NR / NR

 Government National Mortgage Association, 4.5%, 9/20/39

 52,078

 971,850

 0.69

 NR / NR

 Government National Mortgage Association, Floating Rate Note,  11/16/51

 44,851

 10,000

 AA+ / Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 10,692

 25,000

 AA+ / Aaa

 U.S. Treasury Bonds, 6.25%, 8/15/23

 32,715

 75,000

 NR / Aaa

 U.S. Treasury Bonds, 8.75%, 8/25/17

 171,009

 210,398

 AA+ / Aaa

 U.S. Treasury Inflation Notes, 2.5%, 1/15/29

 260,828

 30,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.25%, 5/15/39

 30,689

 60,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 2/15/36

 64,547

 60,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.5%, 8/15/39

 63,947

 350,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.75%, 2/15/41

 387,680

 100,000

 AA+ / Aaa

 U.S. Treasury Notes, 5.375%, 2/15/31

 122,000

 $

 1,886,882

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $1,253,119)

 $

 1,886,882

 FOREIGN GOVERNMENT BONDS - 27.2%

 EURO

 50,000

 AAA / Aaa

 Austria Government Bond, 4.15%, 3/15/37

 $

 76,099

 EURO

 25,000

 NR / Aa1

 Belgium Government Bond, 5.5%, 3/28/28

 39,493

 EURO

 129,000

 AA / Aa2

 Bonos Y Oblig Del Es, 4.4%, 1/31/15

 182,103

 EURO

 100,000

 NR / Aaa

 Bundesrepublik Deutschland, 3.25%, 1/4/20

 153,147

 EURO

 150,000

 NR / Aaa

 Bundesrepublik Deutschland, 6.5%, 7/4/27

 304,434

 EURO

 110,000

 NR / Aa2

 Buoni Poilennali DE, 4.75%, 2/1/13

 159,138

 CAD

 225,000

 AAA / Aaa

 Canada Housing Trust, 3.55%, 9/15/13

 245,458

 CAD

 10,000

 AAA / Aaa

 Canada Housing Trust, 3.35%, 12/15/20

 10,687

 CAD

 25,000

 AAA / Aaa

 Canada Housing Trust, 3.75%, 3/15/20

 27,678

 CAD

 100,000

 AAA / Aaa

 Canada Housing Trust, 3.8%, 6/15/21

 110,352

 CAD

 250,000

 AAA / Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 261,775

 CZK

 500,000

 A+ / A1

 Czech Republic Government Bond, 3.7%, 6/16/13

 30,679

 DKK

 250,000

 AAA / Aaa

 Denmark Government Bond, 4.5%, 11/15/39

 59,038

 DKK

 170,000

 AAA / Aaa

 Denmark Government Bond, 4.0%, 11/15/15

 35,674

 DKK

 75,000

 AAA / Aaa

 Denmark Government Bond, 6.0%, 11/15/11

 14,673

 EURO

 50,000

 AAA / NR

 European Bank for Rem, 1.875%, 12/10/13

 83,363

 EURO

 25,000

 NR / Aaa

 France Government Bond, 4.0%, 10/25/38

 37,120

 EURO

 150,000

 NR / Aaa

 France Government Bond OAT, 3.0%, 10/25/15

 223,187

 SEK

 1,000,000

 AAA / Aaa

 Government of Sweden, 5.5%, 10/8/12

 165,600

 EURO

 117,000

 NR / Aaa

 Government of France, 3.75%, 4/25/21

 176,795

 HKD

 5,000,000

 BBB- / Baa3

 Hungary Government Bond, 6.0%, 10/12/11

 26,647

 HKD

 5,000,000

 BBB- / Baa3

 Hungary Government Bond, 6.75%, 2/12/13

 26,872

 IDR

 200,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.245%, 6/15/13

 27,213

 IDR

 100,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 13,987

 IDR

 50,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 12.5%, 3/15/13

 6,540

 IDR

 100,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 11.0%, 12/15/12

 12,685

 IDR

 25,000,000

 NR / Ba1

 Indonesia Treasury Bond, 9.0%, 9/15/13

 3,145

 EURO

 65,000

 BBB+ / Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 60,530

 EURO

 15,000

 BBB+ / Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 14,413

 EURO

 10,000

 BBB+ / Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 10,165

 EURO

 50,000

 NR / Aa2

 Italy Buoni Polienna, 3.75%, 8/1/16

 67,625

 EURO

 25,000

 NR / Aa2

 Italy Buoni Polienna, 6.5%, 11/1/27

 36,753

 EURO

 75,000

 NR / Aa2

 Italy Buoni Poliennali Del Tesoro, 2.25%, 11/01/13

 102,124

 JPY

 20,000,000

 NR / Aa2

 Japan Government 10-Yr, 1.7%, 9/20/16

 276,628

 JPY

 17,000,000

 AA / Aa3

 Japan Government 20-Yr, 1.5%, 3/20/19

 233,168

 JPY

 2,500,000

 NR / Aa2

 Japan Government 30-Yr, 2.3%, 12/20/36

 34,434

 JPY

 37,000,000

 NR / Aa2

 Japan Government 5-Yr, 1.2%, 3/20/12

 483,124

 MXN

 2,500

 A- / Baa1

 Mexican Bonos, 9.5%, 12/18/14

 23,930

 EURO

 100,000

 NR / Aaa

 Netherlands Government, 4.25%,  7/15/13

 151,459

 EURO

 91,000

 NR / Aaa

 Netherlands Government, 5.5%, 1/15/28

 165,379

 NOK

 150,000

 AAA / Aaa

 Norway Government Bond, 4.25%,  5/19/17

 30,453

 NOK

 275,000

 AAA / Aaa

 Norway Government Bond, 5.0%, 5/15/15

 55,740

 EURO

 400,000

 A / A2

 Poland Government Bond, 4.75%, 4/25/12

 143,976

 EURO

 250,000

 A / A2

 Poland Government Bond, 5.0%, 4/25/16

 88,826

 EURO

 50,000

 BBB- / Ba2

 Portugal Obrigacoes do Tesouro, 3.85%, 4/15/21

 41,878

 EURO

 50,000

 AAA / Aaa

 Republic of Austria, 4.35%, 3/15/19

 79,029

 EURO

 110,000

 AAA / Aaa

 Republic of Austria, 7.0%, 7/15/14

 169,457

 SGD

 150,000

 NR / Aaa

 Singapore Government Bond, 1.625%, 4/1/13

 127,390

 ZAR

 250,000

 A / A3

 South Africa Government Bond, 7.5%, 1/15/14

 38,054

 ZAR

 300,000

 A / A3

 South Africa Government Bond, 8.0%, 12/21/18

 44,476

 EURO

 100,000

 AA / Aa2

 Spain Government Bond, 4.1%, 7/30/18

 130,343

 SEK

 200,000

 AAA / Aaa

 Sweden Government Bond, 3.75%, 8/12/17

 34,263

 SEK

 500,000

 AAA / Aaa

 Sweden Government Bond, 3.5%, 3/30/39

 87,667

 SEK

 1,000,000

 AAA / Aaa

 Sweden Government Bond, 4.25%, 3/12/19

 178,658

 SEK

 150,000

 AAA / Aaa

 Sweden Government Bond, 4.5%, 8/12/15

 26,029

 GBP

 50,000

 NR / Aaa

 United Kingdom Gilt, 4.25%, 9/7/39

 85,545

 GBP

 60,000

 NR / Aaa

 United Kingdom Treasury, 4.25%, 12/7/27

 104,904

 $

 5,640,002

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $5,209,642)

 $

 5,640,002

 MUNICIPAL BONDS - 2.3%

 Municipal  Airport - 0.1%

 20,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 21,953

 Municipal  Development - 0.3%

 50,000

 AA- / Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 53,639

 Municipal  Higher Education - 1.6%

 50,000

 AA+ / Aa2

 California State University Revenue, 5.0%, 11/1/39

 $

 49,697

 25,000

 AAA / Aaa

 Connecticut State Health & Educational Facilities, 5%, 7/1/42

 25,668

 10,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36

 10,817

 70,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 76,304

 20,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 22,397

 25,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 30,361

 30,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 31,408

 50,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 51,984

 20,000

 AAA / Aaa

 Texas A&M University, 5.0%, 7/1/30

 22,186

 $

 320,822

 Municipal  Medical - 0.1%

 25,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 25,435

 Municipal Water - 0.2%

 25,000

 AAA / Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 $

 26,225

 20,000

 AAA / Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 20,616

 $

 46,841

 TOTAL MUNICIPAL BONDS

 (Cost  $444,428)

 $

 468,690

 TOTAL INVESTMENT IN SECURITIES - 83.5%

 (Cost  $16,550,630) (a)

 $

 17,274,326

 OTHER ASSETS AND LIABILITIES - 16.5%

 $

 3,424,033

 TOTAL NET ASSETS - 100.0%

 $

 20,698,359

 *

 Non-income producing security.

 WR

 Withdrawn Rating.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2011, the value of these securities amounted to $317,895 or 1.5% of total net assets.

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $16,550,630 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 818,350

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (94,654)

 Net unrealized gain

 $

 723,696

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 CAD

 Canadian Dollar

 CZK

 Czech Koruna

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 HKD

 Hungarian Forint

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 IDR

 Indonesian Rupiah

 SGD

 Singapore Dollar

 ZAR

 South African Rand

 SEK

 Swedish Krone

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
56,838

$
-

$
56,838

 Preferred Stocks

80,155

-

-

80,155

 Asset Backed Securities

-

1,113,625

-

1,113,625

 Collateralized Mortgage Obligations

-

3,054,667

-

3,054,667

 Corporate Bonds

-

4,973,467

-

4,973,467

 U.S. Government Agency Obligations

-

1,886,882

-

1,886,882

 Foreign Government Bonds

-

5,640,002

-

5,640,002

 Municipal Bonds

-

468,690

-

468,690

 Total

$
80,155

$
17,194,171

$
-

$
17,274,326

 Other Financial Instruments*

$
(3,210
)

$
-

$
-

$
(3,210
)

 *Other financial instruments include futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2011

* Print the name and title of each signing officer under his or her signature.